WT MUTUAL FUND
Wilmington Large-Cap Core Fund
1100 N. Market Street
Wilmington, DE 19890
May 8, 2008
Dear Shareholder:
          The Board of Trustees of WT Mutual Fund (the “Trust”) has called a Special Meeting of Shareholders (the “Meeting”) of the Wilmington Large-Cap Core Fund (the “Large-Cap Core Fund”), a series of the Trust, to be held at 10:00 a.m., Eastern time, on June 13, 2008 at the offices of Rodney Square Management Corporation, the Trust’s investment adviser and administrator at 1100 North Market Street, Wilmington, Delaware 19890.
          The Board of Trustees is pleased to recommend to the shareholders of the Large-Cap Core Fund a reorganization plan which contemplates the acquisition of all of the assets and liabilities of the Large-Cap Core Fund by the Wilmington Multi-Manager Large-Cap Fund (the “Multi-Manager Fund”)(the “Reorganization”). The Reorganization, which is expected to become effective on June 13, 2008, is described in more detail in the attached Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully.
          You are being asked to vote to approve an Agreement and Plan of Reorganization for the Large-Cap Core Fund. The accompanying document describes the proposed Reorganization and compares the policies and expenses of the Large-Cap Core Fund to those of the Multi-Manager Fund for your review and evaluation. In considering whether to approve the Reorganization, you should note that:
•	The receipt of Multi-Manager Fund shares by Large-Cap Core Fund shareholders in the Reorganization is not expected to result in a taxable event, unlike the liquidation of a fund which could result in your paying federal income taxes; and

•	With the exception of the multi-manager strategy, the investment objective, policies and risks of the Large-Cap Core Fund are substantially similar to those of the Multi-Manager Fund.
          After careful consideration, the Board of Trustees of the Trust unanimously approved this proposal and recommends that shareholders vote “FOR” the proposal.
          A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.
          YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES

TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN JUNE 12, 2008.
          If needed, the Trust may retain a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Meeting approaches, if we have not already heard from you, you may receive a telephone call from such firm reminding you to exercise your right to vote.
          We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,
Edward W. Diffin, Jr.
Secretary

WT MUTUAL FUND
Wilmington Large-Cap Core Fund
1100 North Market Street
Wilmington, Delaware 19890
(800) 336-9970
Notice of Special Meeting of Shareholders of Wilmington Large-Cap Core Fund
To Be Held On June 13, 2008
To the Shareholder:
          A Special Meeting of Shareholders of the Wilmington Large-Cap Core Fund (the “Large-Cap Core Fund”), a series of WT Mutual Fund (the “Trust”), will be held on June 13, 2008 at 10:00 a.m., Eastern time, at the offices of Rodney Square Management Corporation (“RSMC”), the Trust’s investment adviser and administrator, at 1100 North Market Street, Wilmington, Delaware 19890 (the “Special Meeting”).
          At the Special Meeting, you will be asked to consider and approve the following:
1.	An Agreement and Plan of Reorganization providing for (a) the transfer of all of the Large-Cap Core Fund assets and liabilities to the Wilmington Multi-Manager Large-Cap Fund (the “Multi-Manager Fund”), a series of the Trust, in exchange for shares of the Multi-Manager Fund, and (b) the subsequent complete liquidation of the Large-Cap Core Fund; and

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.
THE BOARD OF TRUSTEES HAS UNANIMOUSLY APPROVED THIS PROPOSAL.
          Shareholders of record at the close of business on March 28, 2008, are entitled to vote at the Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Meeting, please complete, sign and return promptly the enclosed proxy card so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.
By Order of the Board of Trustees
Edward W. Diffin, Jr.
Secretary
May 8, 2008

WT MUTUAL FUND
PROXY STATEMENT/PROSPECTUS
Special Meeting of Shareholders of the
Wilmington Large-Cap Core Fund
1100 North Market Street
Wilmington, Delaware 19890
(800) 336-9970
To Be Held On
June 13, 2008
Relating to the Reorganization of the Wilmington Large-Cap Core Fund into the
Wilmington Multi-Manager Large-Cap Fund
INTRODUCTION
          This Proxy Statement/Prospectus is being furnished to shareholders of the Wilmington Large-Cap Core Fund (the “Large-Cap Core Fund”) in connection with a proposed reorganization of the Large-Cap Core Fund (the “Reorganization”). The Reorganization involves the transfer of all the assets and liabilities of the Large-Cap Core Fund, an open-end management investment company, to the Wilmington Multi-Manager Large-Cap Fund (the “Multi-Manager Fund”), an open-end management investment company, in exchange for shares of the Multi-Manager Fund. Both the Large-Cap Core Fund and the Multi-Manager Fund (the “Funds”) are series of the WT Mutual Fund (the “Trust”) and are managed by Rodney Square Management Corporation (“RSMC”), a wholly-owned subsidiary of Wilmington Trust Corporation.
          Upon the exchange of assets and liabilities of the Large-Cap Core Fund for shares of the Multi-Manager Fund, the Large-Cap Core Fund will distribute to its shareholders their pro rata portion of the shares of the Multi-Manager Fund received in the Reorganization and completely liquidate. The shares of the Multi-Manager Fund that you receive will have an aggregate value equal to the aggregate value of the Large-Cap Core Fund shares you held as of the close of business on the day the Reorganization closes. You are being asked to vote on an Agreement and Plan of Reorganization for the Large-Cap Core Fund pursuant to which these transactions will be accomplished.
          Because you, as a shareholder of the Large-Cap Core Fund, are being asked to approve transactions that will result in you holding shares of the Multi-Manager Fund, this Proxy Statement also serves as a Prospectus for the Multi-Manager Fund.
          This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Multi-Manager Fund that you should know before investing.

          For a more detailed discussion of the investment objectives, policies, restrictions, risks, investment adviser, sub-advisers, and portfolio managers of the Funds, see the Prospectuses for A Shares and Institutional Shares of the Wilmington Multi-Manager Funds, dated November 1, 2007, as amended or supplemented from time to time (the “Multi-Manager Prospectuses”); the Prospectuses for A Shares and Institutional Shares of the Wilmington Equity Funds, dated November 1, 2007, as amended or supplemented from time to time (the “Equity Prospectuses,” and together with the Multi-Manager Prospectuses, the “Prospectuses”); the Statement of Additional Information for the Wilmington Multi-Manager Funds, dated November 1, 2007, as amended or supplemented from time to time (“Multi-Manager SAI”); and the Statement of Additional Information for the Equity Funds, dated November 1, 2007, as amended or supplemented from time to time (“Equity SAI,” and together with the Multi-Manager SAI, the “SAIs”). The Multi-Manager Prospectuses, the Equity Prospectuses, the Multi-Manager SAI and the Equity SAI are incorporated by reference herein. The Funds each provide periodic reports to their shareholders which highlight certain important information about the Funds, including investment results and financial information. The Annual Report and Semi-Annual Report, dated June 30, 2007 and December 31, 2007, respectively, are incorporated by reference herein. You may receive a copy of the most recent Prospectuses, SAIs, Annual Report for each Fund and Semi-Annual Report for each Fund, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970.
          You can copy and review information about the Funds (including the SAIs) at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
          Investments in the Funds are not bank deposits and are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates. The Funds are not federally insured and are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency. There is no guarantee that a Fund will achieve its investment objective.
          The Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY
          You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Prospectuses and the Agreement and Plan of Reorganization (the “Plan”). The Plan is attached hereto as Appendix A.
          The Proposed Reorganization. The Board of Trustees, a majority of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) has unanimously approved the Plan. The Plan provides that, subject to the requisite approval of the Large-Cap Core Fund shareholders, on the date of the Reorganization the Large-Cap Core Fund will assign, transfer and convey to the Multi-Manager Fund all of its assets including all securities and cash, in exchange for shares of the Multi-Manager Fund having an aggregate net asset value equal to the value of the Large-Cap Core Fund’s net assets, and the Multi-Manager Fund will assume the Large-Cap Core Fund’s liabilities. The Large-Cap Core Fund will distribute all Multi-Manager Fund shares received by it among its shareholders so that each shareholder of A Shares and Institutional Shares will receive a pro rata distribution of the Multi-Manager Fund’s A Shares and Institutional Shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Large-Cap Core Fund shares as of the date of the Reorganization. The Multi-Manager Fund shares received by each shareholder will be of the same share class as the shareholder’s Large-Cap Core Fund shares. Thereafter, the Large-Cap Core Fund will cease operations and will be completely liquidated and terminated as a series of the Trust.
          As a result of the Reorganization, each Large-Cap Core Fund shareholder will cease to be a shareholder of the Large-Cap Core Fund and will become a shareholder of the Multi-Manager Fund as of the close of business on the date of the Reorganization. No sales charge or redemption fee will be imposed at the time of the Reorganization. Any subsequent investment in A Shares of the Multi-Manager Fund after the Reorganization will be subject to any applicable sales charges and any redemption of shares of the Multi-Manager Fund received in the Reorganization will be subject to the redemption fee which would be calculated from the date of original purchase of Large-Cap Core Fund shares.
          The Board of Trustees has unanimously concluded that the Reorganization is in the best interests of the Large-Cap Core Fund and its shareholders and that the interests of the Large-Cap Core Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Reasons for the Reorganization.”

          Federal Income Tax Consequences. The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization, including any investment in the shares, that are applicable to you as a Large-Cap Core Fund shareholder. It is based on the Internal Revenue Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Large-Cap Core Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision there of; a holder of Large-Cap Core Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Large-Cap Core Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.
           The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, neither the Large-Cap Core Fund nor its shareholders, nor the Multi-Manager Fund is expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization. As a condition to the closing of the Reorganization, each of the Large-Cap Core Fund and the Multi-Manager Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The tax opinion will be based on then-existing law and regulations, will be subject to certain assumptions, qualifications and exclusions and will be based on the truth and accuracy of certain representations made by the Large-Cap Core Fund and the Multi-Manager Fund.
          Immediately prior to the Reorganization, the Large-Cap Core Fund will declare a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Large-Cap Core Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Large-Cap Core Fund shareholders.
          No private ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the federal income tax consequences of the Reorganization. An opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. You are urged to consult your tax advisors and financial planners as to the federal, state, local and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws. See “Information about the Reorganization – Federal Income Tax Consequences.”
          Comparison of the Large-Cap Core Fund and the Multi-Manager Fund. The following discussion is primarily a summary of certain parts of the Prospectuses. Information contained in this Proxy Statement/Prospectus is qualified by the more complete information set forth in the Prospectuses and SAIs, which are incorporated herein by reference.
          Investment Objective. The investment objective of each of the Funds is identical. Each Fund seeks to achieve long-term capital appreciation.
          Principal Investment Strategies. With the exception of the multi-manager strategy employed by the Multi-Manager Fund, the Multi-Manager Fund and the Large-Cap Core Fund have similar principal investment strategies. To pursue their respective investment objectives, the Multi-Manager Fund and the Large-Cap Core Fund invest primarily in U.S. equity securities and equity-related securities, such as convertible securities, preferred stock and options on equities. Both Funds invest in “large-cap companies” which are companies that have a market capitalization at least equal to that of the smallest company in the Russell 1000 Index. The Multi-Manager Fund may also invest in other investment companies including Exchange Traded Funds.
          The Multi-Manager Fund employs a multi-manager approach, relying on several sub-advisers with different investment philosophies to manage a portion of its assets under the general supervision of the Fund’s investment adviser. The multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved. See “Principal Risks-Multi-Manager Risk.”
          See “Fund Descriptions,” and “Additional Investment Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAIs, each of which is incorporated herein by reference.
          Principal Risks. Because each Fund is a “domestic equity” fund that has the same investment objective and substantially similar principal investment strategies, policies and limitations, the principal risks associated with an investment in the Large-Cap Core Fund and Multi-Manager Fund are substantially similar. These risks, as primarily described in the Prospectuses, are discussed below. As a result, the value of your investment in Multi-Manager Fund, as in the Large-Cap Core Fund, will fluctuate, sometimes dramatically, which means you could lose money.
•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund’s performance.

•	Derivatives Risk: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include: the risk of imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risk that the instruments may not be liquid. Using derivatives can increase the volatility of a Fund’s share price. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. The use of derivatives may involve leverage. See “Leverage Risk” below. Leverage may accelerate or exaggerate losses that occur from a direct investment in the underlying assets. Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding periods for certain of the Fund’s assets and defer recognition of certain of the Fund’s losses.

•	IPO Risk: A Fund may acquire common and preferred stock of issuers in an initial public offering (“IPO”). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on performance).
•	Leverage Risk: The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage risk. The use of leverage may require the liquidation of portfolio positions to satisfy obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. The Fund will maintain asset segregation policies and the asset coverage requirements which comply with the current position of the SEC and its staff.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in the Fund or portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

          See “Fund Descriptions-Principal Risks” and “Additional Risk Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAIs, each of which is incorporated herein by reference.
          Performance Information. The following bar charts and performance tables illustrate the risks and volatility of investing in each Fund for the periods indicated and show how the average annual total returns for the periods indicated, before and after taxes, compared with those of the Russell 1000 Index, a broad measures of market performance. A Shares of the Fund are subject to a distribution fee equal to 0.25% of the average daily net assets of the Fund’s A Shares and a maximum front-end sales charge of 3.50%. The maximum front-end sales charge is not reflected in the bar charts or the calendar year-to-date returns; if the front-end sales charge were reflected, the performance shown in the bar charts and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
          The performance shown in the bar charts and Best Quarter and Worst Quarter returns for the periods indicated are for the Funds Institutional Shares. Performance for the Funds A Shares will vary due to the differences in fees and expenses.
Multi-Manager Fund Calendar Year-by-Year Returns Institutional Shares
Annual Total Returns

Best Quarter	Worst Quarter
8.88%	-2.16%
(December 31, 2004)	(December 31, 2007)

Large-Cap Core Fund Calendar Year-by-Year Returns Institutional Shares
Annual Total Returns for the Past 10 Calendar Years

Best Quarter	Worst Quarter
21.62%	-17.98%
(December 31, 1998)	(September 30, 2002)

Multi-Manager Fund—Institutional Shares			Since Inception
Average Annual Total Returns as of December 31, 2007	1 Year	3 Years	(July 1, 2003)
Return Before Taxes	6.35%	8.25%	9.92%
Return After Taxes on Distributions[1]	5.40%	7.61%	9.43%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.85%	6.95%	8.49%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes) [3]	5.77%	9.08%	12.09%
S&P 500 Index (reflects no deductions for fees, expenses or taxes) [4]	5.49%	8.61%	11.56%

		Since
		Inception
Multi-Manager Fund—A Shares[2]		(December
Average Annual Total Returns as of December 31, 2007	1 Year	20, 2005)
Return Before Taxes	2.37%	6.96%
Return After Taxes on Distributions[1]	1.76%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares[1]	2.47%	5.97%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[3]	5.77%	9.95%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[4]	5.49%	9.91%

Large-Cap Core Fund - Institutional Shares
Average Annual Total Returns as of December 31, 2007	1 Year	5 Years	10 Years
Return Before Taxes	7.09%	11.35%	3.63%
Return After Taxes on Distributions[1]	6.56%	11.02%	3.15%
Return After Taxes on Distributions and Sale of Shares[1]	4.60%	9.78%	2.92%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[3]	5.77%	13.43%	6.20%

Large-Cap Core Fund - A Shares[2]		Since Inception
Average Annual Total Returns as of December 31, 2007	1 Year	(December 20, 2005)
Return Before Taxes	3.04%	6.14%
Return After Taxes on Distributions[1]	2.86%	5.99%
Return After Taxes on Distributions and Sale of Shares[1]	2.21%	5.23%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[3]	5.77%	9.95%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	Average annual total returns for A Shares of the Fund reflect the imposition of the maximum front-end sales charge of 3.50%.

[3]	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Indices are unmanaged and reflect the reinvestment of dividends.

[4]	The S&P 500 Index is a capitalization-weighted index consisting of 500 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares.
          Sales Charges (A Shares only). The schedules of sales charges imposed at the time of purchase of A Shares of the Funds are identical. The maximum sales charge imposed on the purchase of Class A shares of each Fund is 3.50%. See “Front-End Sales Charge” in the Multi-Manager Funds and Equity Funds A Shares Prospectuses for a discussion of sales charges. No sales charge will be imposed at the time of the Reorganization.
          Fees and Expenses. The fees and expenses for the Funds set forth below are based on the net assets and expense accruals for the year ended June 30, 2007. The “Pro Forma After Reorganization” operating expenses information is based on the fees and expenses of the Large-Cap Core Fund and the Multi-Manager Fund for the year ended June 30, 2007, as adjusted, showing the effect of the Reorganization had it occurred on July 1, 2006. The $45,500 of estimated costs of the Reorganization that will be borne by the Large-Cap Core Fund, has not been reflected in the expenses below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
(as a percentage of average daily net assets)

			Pro Forma After
	Multi-Manager	Large-Cap Core	Reorganization
Institutional Shares	Fund	Fund	Multi-Manager Fund
Management fees	0.69%	0.60%	0.69%
Distribution (Rule 12b-1) fees	None	None	None
Other expenses	0.24%	0.53%	0.23%
Acquired Fund fees and expenses[1]	0.05%	—%[4]	0.05%
Total annual Fund operating expenses[2]	0.98%	1.13%	0.97%
Waivers/Reimbursements	(0.07)%[3]	(0.33)%[5,6]	(0.07)%[3]
Net Total Annual Fund Operating Expenses[2]	0.91%	0.80%[5,6]	0.90%

			Pro Forma After
	Multi-Manager	Large-Cap	Reorganization
A Shares	Fund	Core Fund	Multi-Manager Fund
Management fees	0.69%	0.60%	0.69%
Distribution (Rule 12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.24%	0.53%	0.23%
Acquired Fund fees and expenses[1]	0.05%	—%[4]	0.05%
Total annual Fund operating expenses[2]	1.23%	1.38%	1.22%
Waivers/Reimbursements	(0.07)%[3]	(0.33)%[5,6]	(0.07)%[3]
Net Total Annual Fund Operating Expenses[2]	1.16%	1.05%[5,6]	1.15%

[1]	Fees and expenses incurred indirectly as a result of investment in shares of one or more “Acquired Funds,” which include (i) ETFs, (ii) other investment companies, or (iii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.

[2]	“Total annual Fund operating expenses” do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratios reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.”

[3]	Pursuant to separate fee waiver agreements, certain sub-advisers have agreed to waive their fees to the extent that the fee calculation determined under the respective sub-advisory agreement exceeds the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates. In addition, the sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain fees associated with a Fund with average daily net assets below $75 million.

[4]	Acquired Fund fees and expenses are less than 0.005%.

[5]	The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.

[6]	The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total Annual Fund Operating Expenses” for the Large-Cap Core Fund excluding “Acquired Fund fees and expenses” and class-specific expenses exceed 0.80%. These contractual fee waiver arrangements will remain in place until June 30, 2012, unless the Board of Trustees approves their earlier termination.

Expense Examples
          These Examples are intended to help you compare the cost of investing in Shares of a Fund with the cost of investing in other mutual funds. The Examples show what you would pay if you invested $10,000 over the various time periods indicated. The Examples assume that (i) you reinvest all dividends and other distributions, (ii) the average annual return is 5%, (iii) a Fund’s total operating expenses (reflecting any contractual waivers or reimbursements) are charged and remain the same over the time periods, and (iv) you redeem all of your investment at the end of each time period.
          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			Pro Forma After
		Large-Cap Core	Reorganization
	Multi-Manager Fund	Fund	Multi-Manager Fund
Institutional Shares
1 Year	$93	$82	$92
3 Years	$290	$255	$287
5 Years	$504	$444	$498
10 Years	$1,120	$1,209	$1,108

A Shares
1 Year	$464	$453	$463
3 Years	$706	$672	$703
5 Years	$966	$909	$961
10 Years	$1,710	$1,794	$1,699
The examples are for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of Institutional Shares or A Shares of a Fund.

          Comparison of Distribution Fees and Purchase and Redemption Procedures. The purchase and redemption procedures for the Funds are the same.
          The shares of each Fund are offered to a broad range of investors. A Shares are sold with a front-end sales load of up to 3.50% for purchases of $500,000 or less. Institutional Shares are available at NAV without an initial sales charge. Your investment in A Shares and Institutional Shares, however, is subject to a redemption fee or exchange fee of 1.00% if you redeem or exchange shares within 60 days of purchase. The redemption fee and exchange fee will continue to apply to the Multi-Manager Fund shares issued in the Reorganization. The 60 day period will be calculated from the date of the original purchase of the Large-Cap Core Fund’s Shares.
          Each Fund’s A Shares have a 0.25% distribution (Rule 12b-1) fee. The shares of both Funds may be exchanged for comparable classes of shares of other Wilmington Funds. More information on distribution and purchase and redemption procedures of the Multi-Manager Fund is provided in the Prospectuses under “Shareholder Information.”
          Service Providers. The Funds have the same investment adviser, administrator, accounting agent, transfer agent, and principal underwriter, which will continue in their capacity after the Reorganization.
          Comparison of Business Structures. Each Fund is a series of WT Mutual Fund, which is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, Bylaws and Delaware law.
INFORMATION ABOUT THE REORGANIZATION
          Description of the Plan. The following summary of the Plan is qualified in its entirety by reference to the Form of the Agreement and Plan of Reorganization (the “Plan”) attached to this Proxy Statement/Prospectus as Exhibit A.
          As provided in the Plan, the Multi-Manager Fund will acquire all the assets and assume all the liabilities of the Large-Cap Core Fund at the closing date of the Reorganization (the “Closing Date”). In return, the Multi-Manager Fund will issue, and the Large-Cap Core Fund will distribute to its shareholders in liquidation, a number of full and fractional shares of the Multi-Manager Fund determined by dividing the net assets of each class of the Large-Cap Core Fund by the net asset value (“NAV”) of one share of the corresponding class of the Multi-Manager Fund. For this purpose, the Plan provides the times for and methods of determining the net assets of each Fund. The Plan provides that shareholders of the Large-Cap Core Fund will be credited with shares of the Multi-Manager Fund corresponding to the aggregate NAV of the Large-Cap Core Fund’s shares that the shareholder holds of record at the Closing Date.
          Following the distribution of the Multi-Manager Fund shares in full liquidation of the Large-Cap Core Fund, the Large-Cap Core Fund will wind up its affairs, cease operations, and dissolve as soon as is reasonably possible after the Reorganization. In the event the Reorganization does not occur, the Large-Cap Core Fund will continue its operations and the Trustees of the Trust will consider what future action, if any, is appropriate.

          The projected expenses of the Reorganization, largely those for legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $45,500. The Large-Cap Core Fund and the Multi-Manager Fund will each bear its respective expenses incurred in connection with the Reorganization.
          The Reorganization is expected to occur June 13, 2008. Under applicable legal and regulatory requirements, none of the Large-Cap Core Fund’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights, i.e., to demand the fair value of their shares in connection with the Reorganization. Therefore, shareholders will be bound by the terms of the Reorganization under the Plan. However, any shareholder of the Large-Cap Core Fund may redeem his or her shares pursuant to the Fund’s Prospectuses prior to the Reorganization.
          Completion of the Reorganization is subject to certain conditions set forth in the Plan, some of which may be waived by a party to the Plan. The Plan may be amended in any mutually agreed manner. The parties to the Plan may terminate the Plan by mutual consent and either party has the right to terminate the Plan under certain circumstances. Among other circumstances, either party may at any time terminate the Plan unilaterally upon a determination by the Board of Trustees of the Trust that proceeding with the Plan is not in the best interests of a Fund or of its shareholders.
          Description of Securities to be Issued. Under the Plan, the Multi-Manager Fund will issue additional shares of the Multi-Manager Fund for distribution to corresponding classes of shares of the Large-Cap Core Fund. Under its Agreement and Declaration of Trust and By-laws, the Multi-Manager Fund may issue an indefinite number of shares of beneficial interest for each class of shares.
          When the reorganization of the Large-Cap Core Fund into the Multi-Manager Fund is consummated, shareholders of A Shares and Institutional Shares will receive the corresponding class shares of the Multi-Manager Fund having an aggregate NAV equal to the aggregate NAV of the shareholder’s shares in the Large-Cap Core Fund.
          There are no material differences between the rights of shareholders of the Large-Cap Core Fund and the rights of shareholders of the Multi-Manager Fund. Each share of the Multi-Manager Fund represents an equal proportionate interest with other shares of the Multi-Manager Fund. Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Multi-Manager Fund as authorized by the Board of Trustees. Shares of the Multi-Manager Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of the Multi-Manager Fund received by the Large-Cap Core Fund in the Reorganization will be issued at NAV without a sales charge, fully paid and non-assessable.
          Dividends and Other Distributions. On or before the Closing Date, as defined in the Plan, the Large-Cap Core Fund will declare a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Large-Cap Core Fund’s investment company taxable income for taxable years ending on or prior to the Closing

Date and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward).
          Federal Income Tax Consequences. The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization, including any investment in the shares, that are applicable to you as a Large-Cap Core Fund shareholder. It is based on the Internal Revenue Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Large-Cap Core Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision there of; a holder of Large-Cap Core Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Large-Cap Core Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.
          The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, each of the Large-Cap Core Fund and Multi-Manager Fund will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:
(i)	The transfer of all of the assets of the Large-Cap Core Fund solely in exchange for shares of the Multi-Manager Fund and the assumption by the Multi-Manager Fund of all of the liabilities of the Large-Cap Core Fund, followed by the distribution of the Multi-Manager Fund’s shares to the shareholders of the Large-Cap Core Fund in complete liquidation and termination of the Large-Cap Core Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Large-Cap Core Fund and the Multi-Manager Fund will be a party to the reorganization within the meaning of Section 368(b) of the Code;

(ii)	No gain or loss will be recognized by the Multi-Manager Fund upon the receipt of the assets of the Large-Cap Core Fund solely in exchange for the shares of the Multi-Manager Fund and the assumption by the Multi-Manager Fund of the liabilities of the Large-Cap Core Fund.

(iii)	No gain or loss will be recognized by the Large-Cap Core Fund upon the transfer of all of its assets to the Multi-Manager Fund solely in exchange for shares of the Multi-Manager Fund and the assumption by the Multi-Manager Fund of the liabilities of the Large-Cap Core Fund or upon the distribution by the Large-Cap Core Fund of the shares of the Multi-Manager Fund to the Large-Cap Core Fund’s shareholders in complete liquidation in exchange for their shares of the Large-Cap Core Fund.

(iv)	No gain or loss will be recognized by the Large-Cap Core Fund’s shareholders upon the exchange of their shares of the Large-Cap Core Fund for shares of the Multi-Manager Fund in the Reorganization;

(v)	The aggregate tax basis of the shares of the Multi-Manager Fund received by each shareholder of the Large-Cap Core Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Large-Cap Core Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Multi-Manager Fund received by a shareholder of the Large-Cap Core Fund will include the period during which the shares of the Large-Cap Core Fund exchanged therefor were held by such shareholder (provided that the shares of the Large-Cap Core Fund were held as a capital asset on the date of the Reorganization); and

(vi)	The tax basis of the assets of the Large-Cap Core Fund acquired by the Multi-Manager Fund will be the same as the tax basis of such assets to the Large-Cap Core Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Multi-Manager Fund will include the period during which the assets were held by the Large-Cap Core Fund.
          The opinion is limited to the issues set forth above and does not address any other tax issues, including without limitation, the following: (1) the effect of the Reorganization on (i) the Funds (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code, or (ii) any Large-Cap Core Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting and (2) any other federal, state, local or foreign tax issues of any kind.
          No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization. Opinions of counsel are not binding upon the IRS or the courts and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Large-Cap Core Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Large-Cap Core Fund shares and the fair market value of the shares of the Multi-Manager Fund it received.
          The Multi-Manager Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Large-Cap Core Fund and its shareholders.
          Prior to the Reorganization, the Large-Cap Core Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gain, if any, through the Reorganization. Such distributions will represent ordinary income or, to the extent the Large-Cap Core Fund’s net long-term capital gains exceed its capital loss carryforwards, capital gain distributions to its shareholders. Even if reinvested in additional shares of the Large-Cap Core Fund, which would be exchanged for shares of the Multi-Manager Fund in the Reorganization, such distributions will be taxable at the rates applicable to ordinary income and capital gain distributions, respectively.
          If portfolio assets of the Large-Cap Core Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Large-Cap Core Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Large-Cap Core Fund’s shareholders as capital gains (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.
          In addition, as of June 30, 2007, the Large-Cap Core Fund had estimated capital loss carryforwards of $2,144,956 expiring June 30, 2011 and $52,672 expiring June 30, 2012. After the Reorganization, the losses of Large-Cap Core Fund generally will be available to the Multi-Manager Fund to offset its capital gains, although a portion of the amount of these losses that may offset Multi-Manager Fund’s capital gains in any given year will be limited due to this Reorganization.
          U.S. federal income tax law permits a regulated investment company to carry forward net capital losses for a period of up to eight taxable years. The Reorganization will cause the tax years of the Large-Cap Core Fund to close, resulting in an earlier expiration of net capital loss carryforwards than would otherwise occur. In addition, the Reorganization is expected to result in a limitation on the ability of the Multi-Manager Fund to use carryforwards of the Large-Cap Core Fund and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. These limitations, imposed by Section 382 of the Internal Revenue Code, are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limitation. In general, the limitation under Section 382 will apply to loss carryforwards and unrealized losses of the Large-Cap Core Fund since its shareholders will hold less than 50% of the outstanding shares of the Multi-Manager Fund immediately following the Reorganization. The Section 382 limitation as to the Large-Cap Core Fund generally will equal the product of the net asset value of the Large-Cap Core Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at such time. As of April 2008, the long-term tax-exempt rate is 4.55%. However, no assurance can be given as to what long-term tax exempt rate will be in effect at the time of the Reorganization. In certain instances, under Section 384 of the Internal Revenue Code, the Multi-Manager Fund will also be prohibited from using the Large-Cap Core Fund’s loss carryforwards and unrealized losses against the unrealized gains of the Multi-Manager Fund at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization. While the ability of the Multi-Manager Fund to absorb the Large-Cap Core Fund’s losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from the Reorganization, it is expected that substantially all of the Large-Cap Core Fund’s losses may become permanently unavailable where the limitation applies. The Multi-Manager Fund is able to utilize net capital loss carryforwards or unrealized losses of the Large-Cap Core Fund, the tax benefit resulting from those losses will be shared by both the Large-Cap Core Fund and the Multi-Manager Fund shareholders following the Reorganization. Therefore, a Large-Cap Core Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.
          You are urged to consult your tax advisors and financial planners as to the federal, state, local and other tax consequences of the Reorganization in light of your individual circumstances including the applicability and effect of possible changes in any applicable tax laws.

     Capitalization. The following table shows on an unaudited basis the capitalization of each of the Large-Cap Core Fund and the Multi-Manager Fund as of April 30, 2008 and on a pro forma combined basis, giving effect to the reorganization of the assets and liabilities of the Large-Cap Core Fund into the Multi-Manager Fund at net asset value as of April 30, 2008.

							Pro Forma After
							Reorganization
	Large-Cap Core		Multi-Manager		Pro Forma		Multi-Manager
	Fund		Fund		Adjustments		Fund (a)
	A	Institutional	A	Institutional	A	Institutional	A	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Net Asset Value	$10,974	$26,454,153	$32,016	$232,551,679	—	—	$42,990	$259,005,832
Shares Outstanding	621	1,495,714	2,464	17,893,476	224	539,764	3,309	19,928,954
Net Asset Value per Share	$17.66	$17.69	$12.99	$13.00	—	—	$12.99	$13.00

(a)	Assumes the Reorganization was consummated on April 30, 2008 and is for information purposes only. No assurance can be given as to how many shares of the Multi-Manager Fund will be received by the shareholders of the Large-Cap Core Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Multi-Manager Fund that actually will be received on or after such date.
REASONS FOR THE REORGANIZATION
          Based on the considerations described below, the Board of Trustees, including the Trustees who are deemed to be independent trustees (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), separately on behalf of each of the Funds, has determined that the Reorganization would be in the best interests of the Large-Cap Core Fund and the Multi-Manager Fund and that the interests of the Large-Cap Core Fund’s and the Multi-Manager Fund’s existing shareholders would not be diluted as a result of the Reorganization.
          At a meeting of the Board of Trustees of the Trust held on February 28, 2008, RSMC presented the Plan to the Trustees and provided the Trustees with data and analysis regarding the proposed Reorganization. At the meeting, the Board considered a number of factors, including the following:
•	The relative growth in assets of the Funds and the anticipated inability of the Large-Cap Core Fund to achieve satisfactory asset growth as projected by RSMC. Specifically, on June 30, 2006 the assets of the Large-Cap Core Fund were $51.9 million; on June 30, 2007, the assets of the Large-Cap Core Fund were $35.2 million; and on February 15, 2008, the assets were $26.9 million. In contrast, the assets of the Multi-Manager Fund on February 15, 2008 were $251.5 million. Regardless of whether the Reorganization occurs, the Large-Cap Core Fund will likely face net redemptions, which will effect the viability of Large-Cap Core Fund. The Board concluded that the combined Funds will grow as a result of new sales and positive investment performance.

•	The proprietary structure of the Large-Cap Core Fund as compared to the multi-manager structure of the Multi-Manager Fund. The multi-manager approach is expected to allow RSMC additional flexibility in implementing the asset allocation strategies and recommendations of the Wilmington Trust Investment

Strategy Team. In addition, the multi-manager approach is expected to reduce volatility by utilizing several investment approaches. The multi-manager approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. The Board concluded that the multi-manager approach is more attractive to new investors.
•	The Large-Cap Core Fund and the Multi-Manager Fund have compatible investment objectives, policies and restrictions.

•	The relative short- and long-term investment performance of the Funds. The Board concluded that the Large-Cap Core Fund would not likely be able to sustain a competitive performance in the long-term due to diminishing assets. On the other hand, the Board concluded that a continued growth in assets of the Multi-Manager Fund would likely reduce the expense ratio, which in turn would likely have a positive impact on performance.

•	The relative expense ratios of the Funds and the anticipated impact of the proposed Reorganization on the expense ratio of the Multi-Manager Fund. Although the net expense ratio of the Multi-Manager Fund “post-merger” will be higher than the capped expense ratio of the Large-Cap Core Fund, RSMC believes that the multi-manager structure will allow for lower expenses over time.

•	The anticipated federal income tax consequences of the Reorganization with respect to each Fund and its shareholders. It is anticipated that the Reorganization will be completed as a tax-free transaction. The Board recognized that the Large-Cap Core Fund had estimated capital loss carryforwards of $2,144,956 expiring June 30, 2011 and $52,672 expiring June 30, 2012. The Board also recognized that after the Reorganization, the losses of Large-Cap Core Fund generally will be available to the Multi-Manager Fund to offset its capital gains, although a portion of the losses that may offset the Multi-Manager Fund’s capital gains in any given year will be limited due to the Reorganization. The existence of capital loss carryforwards was not a significant factor in the Board's decision to approve the reorganization.

•	The potential benefits of the proposed Reorganization for the shareholders of the Large-Cap Core Fund and the Multi-Manager Fund.
          The Board noted that the investment objective for the Large-Cap Core Fund is identical to the investment objective of the Multi-Manager Fund. Based on the information presented at the meeting, the Board considered whether the potential benefits of the multi-manager approach outweighed the additional expense of a multi-manager approach and concluded that it did. The Board considered that the portfolios of the Funds have similar holdings and use the same benchmark, which should allow for a relatively smooth transition for shareholders of the Large-Cap Core Fund should the proposed Reorganization be approved. The Board also noted that, with the exception of the management structure of the Funds, the investment strategies, policies and risks of the Large-Cap Core Fund are substantially similar to the investment strategies, policies and risks of the Multi-Manager Fund.
          In deciding whether to recommend approval of the Reorganization to shareholders, the Board also considered the fees and expense ratios of the Multi-Manager Fund and the Large-Cap Core Fund and the impact of existing and proposed contractual fee waivers on such expense ratios. The Board considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by moving closer to reaching breakpoints in advisory fees, although there can be no assurance that operational savings will be realized. RSMC informed the Board that the Reorganization will be structured as a tax-free reorganization. RSMC also informed the Board that each of the Large-Cap Core Fund and the Multi-Manager Fund will bear its respective expenses incurred in connection with the Reorganization.

          The Board approved the Plan, concluding that the Reorganization is in the best interests of the Large-Cap Core Fund and the Multi-Manager Fund and that no dilution of value would result to the shareholders of either Fund from the Reorganization. The Board then decided to recommend that shareholders of the Large-Cap Core Fund vote to approve the Reorganization. The Trustees approving the Plan and making the foregoing determinations included all of the Independent Trustees.
ADDITIONAL INFORMATION ABOUT THE FUNDS
          Information about the Funds is incorporated by reference into this Proxy Statement/Prospectus from the Prospectuses and SAIs, forming a part of the Trust’s Registration Statement on Form N-1A (File Nos. 33-84762 and 811-08648). The Annual and Semi-Annual Reports to Shareholders, dated June 30, 2007 and December 31, 2007, respectively, for each Fund, are incorporated by reference herein. You may receive a copy of the most recent Prospectuses, SAIs, Annual Report for each Fund and Semi-Annual Report for each Fund, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970. A copy of the Statement of Additional Information relating to the Reorganization is available upon request and without charge by calling (800) 336-9970.
          You can copy and review information about the Funds at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
REQUIRED VOTE AND BOARD’S RECOMMENDATION
          Approval of this Proposal requires the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Fund voting separately. The term “majority of the outstanding voting securities,” as defined in the 1940 Act and as used in this Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at a meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Fund. If the shareholders of the Large-Cap Core Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action for the Large-Cap Core Fund, including liquidation and dissolution.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT
SHAREHOLDERS OF THE LARGE-CAP CORE FUND VOTE “FOR” THE
PROPOSAL.
*   *   *
LEGAL MATTERS
          The validity of the shares offered hereby will be passed upon for the Funds by Pepper Hamilton LLP.
FINANCIAL STATEMENTS
          The unaudited financial statements of the Funds for the six months ended December 31, 2007 have been incorporated herein by reference. The audited financial statements of the Funds for its fiscal year ended June 30, 2007 have been incorporated herein by reference in reliance upon the report of Ernst & Young LLP, the Funds independent registered public accounting firm, given on their authority as experts in accounting and auditing.
VOTING INFORMATION
          Shareholders of the Large-Cap Core Fund are entitled to one vote for each Fund share held on the close of business on March 28, 2008 (the “Record Date”). The cost of preparing, printing and mailing the enclosed proxy card and this Proxy Statement/Prospectus, and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by the Large-Cap Core Fund. In addition to solicitation by mail, Trustees, certain officers and representatives of the Fund, directors, officers and employees of RSMC, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally. The Fund also may engage a proxy services provider to assist it in its proxy solicitation efforts including solicitation of proxies by solicit proxies by telephone, telegram or personally.
          If a shareholder wishes to participate in the Meeting, the shareholder may submit the proxy card originally sent with this Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card, they may contact ADP Investor Communication Services toll-free at (877) 456-6399.
          Revocation of Proxy. Any proxy given by a shareholder is revocable until voted at the Meeting. Shareholders of the Large-Cap Core Fund giving a proxy have the power to revoke it by mail (addressed to the Secretary of the Trust, c/o RSMC, at 1100 North Market Street, 9th Floor, Wilmington, Delaware 19890) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Large-Cap Core Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposal referred to in the Proxy Statement/Prospectus.
          Quorum Requirement. The presence at the Meeting, in person or by proxy, of the holders of at least 40% of the outstanding shares of the Large-Cap Core Fund, as of the record date, shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies necessary for the passage of the Proposal or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares of the Large-Cap Core Fund present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of the Proposals and will vote against any such adjournment those proxies to be voted against the Proposals. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker “non-votes” will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Large-Cap Core Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote, nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly. Abstentions will have the effect of a “no” vote on the Proposal. Broker non-votes will have the effect of a “no” vote for the Proposal if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of the Fund. Broker non-votes will not constitute “yes” or “no” votes for the Proposal and will be disregarded in determining the voting securities “present” if such vote is determined on the basis of the affirmative vote of 67% of the voting securities of the Fund present at the Meeting.
          Shareholdings Information. Holders of record of the shares of the Fund on the Record Date, as to any matter on which they are entitled to vote, will be entitled to vote on all business of the Meeting.
          As of the record date, the Large-Cap Core Fund and the Multi-Manager Fund had 1,517,864.371 and 19,370,464.530 shares, respectively, issued and outstanding. As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Funds:

			Percentage
			Ownership of
	Percentage	Total	Combined
	Ownership	Number of	Portfolio after the
Name and Address	of Fund	Shares	Reorganization[1]
Large-Cap Core Fund

Delaware Charter Guarantee & Trust	14.32%	217,405.759	1.38%
FBO Principal Financial Group Attn: RIS NPIO Trade Desk 711 High St Des Moines, IA 50392

Wilmington Trust Company	9.66%	146,693.275	0.93%
W Wilmington Trust Comp Pension TR C/O Mutual Funds PO Box 8882 Wilmington, DE 19899-8882

Wilmington Trust CO TRST	5.45%	82,656.310	0.52%
FBO Waterford Food Products Inc. EMP Retirement Income C/O Mutual Funds PO Box 8880 Wilmington, DE 19899-8880

Multi-Manager Fund

National Financial Service Corp.	24.41%	4,729,195.872	22.05%
For Attn to Rick Ricon One World Financial Center Church Street Station PO Box 3908 New York, NY 10008-3908

Wilmington Aggressive Asset Allocation Fund	9.51%	1,841,523.093	8.58%
Rodney Square North 1100 North Market Street Wilmington, DE 19890-0001

[1]	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as the record date.

          Wilmington Trust Company, an affiliate of RSMC and the Fund, acts as the trustee of several shareholder accounts of the Large-Cap Core Fund. In such capacity, Wilmington Trust Company has discretionary authority to vote shares of the Fund held by such shareholders. Accordingly, Wilmington Trust Company will vote a majority of the Fund’s shares that are issued and outstanding. As of the Record Date, each Trustee’s individual shareholdings of the Fund constituted less than 1% of the outstanding shares of the Fund, and as a group, the Trustees and officers of the Trust own less than 1% of the shares of the Fund.
OTHER MATTERS
          No Trustee is aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Fund.
          PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees of WT Mutual Fund

Edward W. Diffin, Jr.
Secretary

EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION
          This Agreement and Plan of Reorganization (this “Agreement”) is made as of this 1st day of May 2008, by and between WT Mutual Fund, a Delaware statutory trust (the “Trust”), on behalf of its Wilmington Large-Cap Core Fund (the “Large-Cap Core Fund”), and the Trust on behalf of its Wilmington Multi-Manager Large-Cap Fund (the “Multi-Manager Fund”).
          WHEREAS, the parties wish to enter into a plan of reorganization (the “Plan”) which will consist, among other things, of the transfer of assets of the Large-Cap Core Fund to the Multi-Manager Fund in exchange for shares of the Multi-Manager Fund (the “Shares”) and the assumption by the Multi-Manager Fund of the Large-Cap Core Fund’s liabilities, followed by the distribution of the Shares by the Large-Cap Core Fund to its shareholders in complete liquidation and termination of the Large-Cap Core Fund; and
          WHEREAS, the parties intend that the transactions described in the preceding paragraph constitute a reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and
          WHEREAS, the reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement, which is intended to be and is adopted by the Trust, on its own behalf and on behalf of each of the Large-Cap Core Fund and the Multi-Manager Fund, as a “plan of reorganization” within the meaning of Section 368 of the Code;
          WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the Plan is in the best interests of the shareholders of the Large-Cap Core Fund and the Multi-Manager Fund, respectively, and that their interests would not be diluted as a result of the transactions contemplated thereby.
          NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:
ARTICLE I
TRANSFER OF ASSETS AND LIABILITIES
          Section 1.1. Transfer of Assets and Liabilities. Subject to the terms and conditions set forth herein, on the Closing Date (as hereafter defined), the Large-Cap Core Fund shall transfer all of its assets to the Multi-Manager Fund. In exchange therefor, the Multi-Manager Fund shall assume all of the liabilities of the Large-Cap Core Fund and deliver to the Large-Cap Core Fund a number of “A Shares” and “Institutional Shares” of the Multi-Manager Fund which is equal to (i) the aggregate net asset value attributable to each such Class of shares of the Large-Cap Core Fund at the close of business on the day preceding the Closing Date, divided by (ii) the net asset value per share of such Class of shares of the Multi-Manager Fund outstanding at the close of business on the day preceding the Closing Date.

          Section 1.2. Liquidation of Large-Cap Core Fund. Immediately after the transfer of assets provided for in Section 1.1, the Large-Cap Core Fund shall completely liquidate and shall distribute pro rata to each Class of its shareholders of record in proportion to their respective numbers of shares of each Class held by such shareholders, determined as of the close of business on the day preceding the Closing Date, the same Class of Shares received by the Large-Cap Core Fund pursuant to Section 1.1.
          Section 1.3. No Issuance of Share Certificates. The Large-Cap Core Fund shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the Multi-Manager Fund in the names of its shareholders and transferring to its shareholders the Shares credited to the account of the Large-Cap Core Fund on the books of the Multi-Manager Fund. No certificates evidencing Shares shall be issued.
          Section 1.4. Time and Date of Valuation. The number of Shares to be issued by the Multi-Manager Fund to the Large-Cap Core Fund shall be computed as of 4:00 p.m. (Eastern time) on the date preceding the Closing Date in accordance with the regular practices of the Large-Cap Core Fund, the Multi-Manager Fund and the Trust.
          Section 1.5. Closing Time and Place. The Closing Date shall be June 16, 2008, or such later date on which all of the conditions set forth in Article II have been fulfilled or otherwise waived by the parties hereto, but in any event not later than June 30, 2008, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the commencement of business on the Closing Date, unless otherwise provided. The closing of the reorganization contemplated by the Plan (the “Closing”) shall be held at 10:00 a.m. (Eastern time) at the offices of Pepper Hamilton LLP, 3000 Two Logan Square, Philadelphia, Pennsylvania 19103, or such other time and/or place as the parties may mutually agree.
          Section 1.6. Delay of Valuation. If on the day preceding the Closing Date (a) the primary trading market for portfolio securities of either party is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of either party and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
          Section 1.7. Termination of Large-Cap Core Fund. As promptly as practicable after the Closing, the Large-Cap Core Fund shall dissolve.
          Section 1.8. Transfer Taxes. Any transfer taxes payable upon issuance of the Shares in a name other than the registered holder of the Large-Cap Core Fund shares on the books of the Large-Cap Core Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Shares are to be issued and transferred.
          Section 1.9. Reporting Responsibility. Any reporting responsibility of the Large-Cap Core Fund (including regulatory and tax reporting responsibility) shall become the responsibility of the Multi-Manager Fund at the Closing Date.

ARTICLE II
CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE
REORGANIZATION.
          The respective obligation of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:
          Section 2.1. Shareholder Approval. On or prior to the Closing Date, the shareholders of the Large-Cap Core Fund shall have approved the transactions contemplated by this Agreement in accordance with the provisions of Delaware law and the 1940 Act.
          Section 2.2. No Injunctions or Restraints. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
          Section 2.3. Consents. All consents of the other party and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or the Trust.
          Section 2.4. Effective Registration Statement. The Form N-1A Registration Statement of the Trust and the Form N-14 Registration Statement of the Trust with respect to the Shares shall continue to be effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.
          Section 2.5. Tax Opinion. Each of the Large-Cap Core Fund and the Multi-Manager Fund shall have received an opinion of Pepper Hamilton LLP substantially to the effect that, based on certain representations, qualifications and assumptions, for federal income tax purposes:
(i)	The transfer of all of the assets of the Large-Cap Core Fund solely in exchange for Shares and the assumption by the Multi-Manager Fund of all of the liabilities of the Large-Cap Core Fund, followed by the distribution of the Shares by the Large-Cap Core Fund to its shareholders in complete liquidation and termination of the Large-Cap Core Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Multi-Manager Fund and the Large-Cap Core Fund will be a party to a reorganization within the meaning of Section 368(b) of the Code;

(ii)	No gain or loss will be recognized by the Multi-Manager Fund upon the receipt of the assets of the Large-Cap Core Fund solely in exchange for

Shares and the assumption by the Multi-Manager Fund of the liabilities of the Large-Cap Core Fund.
(iii)	No gain or loss will be recognized by the Large-Cap Core Fund upon the transfer of all of its assets to the Multi-Manager Fund solely in exchange for the Shares and the assumption by the Multi-Manager Fund of the liabilities of the Large-Cap Core Fund, or upon the distribution of the Shares to the Large-Cap Core Fund’s shareholders in complete liquidation in exchange for their shares of the Large-Cap Core Fund.

(iv)	No gain or loss will be recognized by the Large-Cap Core Fund’s shareholders upon the exchange of their shares of the Large-Cap Core Fund for Shares in the Reorganization;

(v)	The aggregate tax basis of the Shares received by each shareholder of the Large-Cap Core Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Large-Cap Core Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the Shares received by a shareholder of the Large-Cap Core Fund will include the period during which the shares of the Large-Cap Core Fund exchanged therefor were held by such shareholder (provided that the shares of the Large-Cap Core Fund were held as a capital asset on the date of the Reorganization); and

(vi)	The tax basis of the assets of the Large-Cap Core Fund acquired by the Multi-Manager Fund will be the same as the tax basis of such assets to the Large-Cap Core Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Multi-Manager Fund will include the period during which the assets were held by the Large-Cap Core Fund.
          No opinion, however, will be expressed as to: (1) the effect of the Reorganization on (i) the Large-Cap Core Fund or the Multi-Manager Fund (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of the taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code or (ii) any shareholder of the Large-Cap Core Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting and (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.
          Section 2.6. Covenants, Representations and Warranties. Each party shall have performed all of its covenants set forth in Article 4, and its representations and warranties set forth in Article 3 shall be true and correct in all material respects on and as of the Closing Date as if made on such date, and the President or a Vice-President of the Trust shall have executed a certificate to such effect.

          Section 2.7. Statement of Assets and Liabilities. The Large-Cap Core Fund shall have delivered to the Trust on the Closing Date a statement of its assets and liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of its Treasurer or Assistant Treasurer as to its portfolio securities and the federal income tax basis and holding period as of the Closing Date.
ARTICLE III
REPRESENTATIONS AND WARRANTIES
          The parties represent and warrant as follows:
          Section 3.1. Structure and Standing. Each party represents and warrants that it is duly organized as a series of a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and conduct its business.
          Section 3.2. Power. Each party represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust; this Agreement does not violate, and its performance will not result in violation of, any provision of the Declaration of Trust of the Trust, or any agreement, instrument or other undertaking to which it is a party or by which it is bound; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
          Section 3.3. Litigation. Each party represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; it knows of no facts which might form the basis for the institution of such proceedings; and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
          Section 3.4. Fund Assets. The Large-Cap Core Fund represents and warrants that on the Closing Date the assets received by the Multi-Manager Fund from the Large-Cap Core Fund will be delivered to the Multi-Manager Fund as provided in Section 1.1 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Large-Cap Core Fund and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Section 1.1.
          Section 3.5. The Shares. The Multi-Manager Fund represents and warrants that on the Closing Date (a) the Shares to be delivered to the Large-Cap Core Fund as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable; (b) no shareholder of the Multi-Manager Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof; (c) the Large-Cap Core Fund will acquire the Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Trust and without any restriction on the transfer thereof; and (d) the Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.
          Section 3.6. Tax Status and Filings. Each of the Large-Cap Core Fund and the Multi-Manager Fund (the “Funds”) represents and warrants that:
               (a) At the Closing Date, all federal and other tax returns and reports of the Funds required by law to have been filed by such date shall have been filed, and all federal and other taxes due and payable shall have been paid, or provision shall have been made for the payment thereof. To the best of the Funds knowledge, no such return is currently under audit by the IRS or any state or local tax authority, and no assessment has been asserted with respect to such returns.
               (b) For each fiscal year of its operation, the Funds have met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward). In furtherance thereof, and not in limitation, each of the Funds has less than 25% of its non cash assets in the stock or securities of any one issuer and has less than 50% of the total value of its assets invested in five or fewer issuers.
          Section 3.7. Accuracy of Information. Each party represents and warrants that all information furnished by it to the other party for use in any documents which may be necessary in connection with the transactions contemplated by this Agreement will be accurate and complete and will comply in all material respects with federal securities and other laws and regulations applicable thereto.
          Section 3.8. Acquisition of the Shares. The Large-Cap Core Fund represents and warrants that the Shares it acquires pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, except in accordance with the terms of this Agreement.
          Section 3.9. Financial Statements. Each party represents and warrants that its Statement of Assets and Liabilities as of December 31, 2007, provided to the other party has been prepared in accordance with generally accepted accounting principles consistently applied, and fairly reflects the financial condition of such party as of such date, and there are no known contingent liabilities of such party as of such date not disclosed therein.
          Section 3.10. No Adverse Changes. Each party represents and warrants that since December 31, 2007, there has not been any material adverse change in its financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business except as otherwise disclosed in writing to and accepted by the other party (for the purposes of this paragraph, a decline in net asset value per share of a party shall not constitute a material adverse change).

          Section 3.11. Proxy Statement. Each party represents and warrants that the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 to be used in connection with the transaction contemplated hereby (only insofar as it relates to such party) will, on its effective date and on the Closing Date, not contain any untrue statement of material fact with respect to such party or omit to state a material fact required to be stated therein with respect to such party or necessary to make the statements therein with respect to such party, in light of the circumstances under which such statements were made, not materially misleading.
ARTICLE IV
COVENANTS
          Section 4.1. Conduct of Business. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course except as contemplated by this Agreement.
          Section 4.2. Shareholder Meeting. The Large-Cap Core Fund shall call a special meeting of its shareholders as soon as possible for the purpose of considering the reorganization contemplated by this Agreement.
          Section 4.3. Preparation of Combined Proxy Statement and Prospectus. As soon as reasonably practicable after the execution of this Agreement, the Trust, on behalf of the Large-Cap Core Fund, shall prepare and file a combined prospectus and proxy statement with respect to the reorganization with the United States Securities and Exchange Commission in form and substance satisfactory to both parties, and shall use its best efforts to provide that the combined prospectus and proxy statement can be distributed to the shareholders of the Large-Cap Core Fund as promptly thereafter as is practicable. As soon as reasonably practicable, the parties shall also prepare and file any other related filings required under applicable state securities laws.
          Section 4.4. Fees and Expenses. Whether or not this Agreement is consummated, each party shall bear its respective costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby.
          Section 4.5. Provision of Documents. Each party agrees that it will, from time to time as and when reasonably requested by the other party, provide or cause to be provided to the other party such information, execute and deliver or cause to be executed and delivered to the other party such documents, and take or cause to be taken such further action, as the other party may deem necessary in order to carry out the intent of this Agreement.
          Section 4.6. Large-Cap Core Fund Liabilities. The Large-Cap Core Fund will use its best efforts to discharge all of its financial liabilities and obligations prior to the Closing Date.
Immediately prior to the closing, the Large-Cap Core Fund will have declared a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Large-Cap Core Fund’s investment company taxable income for taxable years ending on or prior to closing, and all of its net capital gains, if any, realized in taxable years ending on or prior to closing.
           Section 4.7. Subject to the provisions of this Agreement, the Multi-Manager Fund and the Large-Cap Core Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
           Section 4.8. The Multi-Manager Fund and the Large-Cap Core Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
           Section 4.9. The Multi-Manager Fund will use all reasonable efforts to obtain the approvals and authorizations required by the Securities Act of 1933, as amended, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
ARTICLE V
TERMINATION, AMENDMENT AND WAIVER
          Section 5.1. Termination. This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if
               (a) either party shall have breached any material provision of this Agreement; or
               (b) circumstances develop that, in the opinion of such Board, make proceeding with the Plan inadvisable; or
               (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.
          Section 5.2. Effect of Termination. In the event of any termination pursuant to Section 5.1, there shall be no liability for damage on the part of either party to the other party.
          Section 5.3. Amendment. This Agreement contains the entire agreement of the parties with respect to the reorganization contemplated by the Plan and may be amended prior to the Closing Date by the parties in writing at any time; provided, however, that there shall not be any amendment that by law requires approval by the shareholders of a party without obtaining such approval.
          Section 5.4. Waiver. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust if, in its judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Large-Cap Core Fund or the Multi-Manager Fund, respectively.
ARTICLE VI
GENERAL PROVISIONS
          Section 6.1. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.
          Section 6.2. Assignment. This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

          Section 6.3. Recourse. All persons dealing with the Multi-Manager Fund or the Large-Cap Core Fund must look solely to the property of the Multi-Manager Fund or the Large-Cap Core Fund for the enforcement of any claims against the Multi-Manager Fund or the Large-Cap Core Fund, respectively, as neither the trustees, directors, officers, agents nor shareholders of the Multi-Manager Fund or the Large-Cap Core Fund assume any personal liability for obligations entered into on behalf of the Multi-Manager Fund or the Large-Cap Core Fund, respectively.
          Section 6.4. Notices. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to either party at:
WT Mutual Fund
1100 North Market Street
Wilmington, DE 19890
Attn: Edward W. Diffin, Jr., Secretary
with a copy to:
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
Attn: Joseph V. Del Raso
          IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

WT MUTUAL FUND, on behalf of its Wilmington
Large-Cap Core Fund

By:	/s/ Neil Wolfson
Neil Wolfson, President

WT MUTUAL FUND, on behalf of its Wilmington
Multi-Manager Large-Cap Fund

By:	/s/ Neil Wolfson
Neil Wolfson, President

WT MUTUAL FUND
1100 North Market Street
Wilmington, DE 19890
STATEMENT OF ADDITIONAL INFORMATION
May 8, 2008
          This Statement of Additional Information (the “SAI”) is not a prospectus, but should be read in conjunction with the Combined Proxy Statement/Prospectus dated May 8, 2008, for the Special Meeting of Shareholders of the Wilmington Large-Cap Core Fund (the “Large-Cap Core Fund”) of WT Mutual Fund (the “Trust”), a Delaware statutory trust, to be held on June 13, 2008. A copy of the Combined Proxy Statement/Prospectus is available upon request and without charge by calling (800) 336-9970.
          This SAI, relating specifically to the proposed reorganization of the Large-Cap Core Fund into the Wilmington Multi-Manager Large-Cap Fund (the “Multi-Manager Fund”) of the Trust, consists of this cover page and the Statement of Additional Information for the Wilmington Multi-Manager Funds, dated November 1, 2007, as amended or supplemented from time to time (“Multi-Manager SAI”), and the Statement of Additional Information for the Equity Funds, dated November 1, 2007, as amended or supplemented from time to time (“Equity SAI”), which are incorporated by reference herein. The Annual Report and Semi-Annual Report to Shareholders for each Fund, dated June 30, 2007 and December 31, 2007, respectively, are incorporated by reference herein. You may receive a copy of the most recent Multi-Manager SAI, Equity SAI, Annual Report for each Fund and Semi-Annual Report for each Fund, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970.
          Pro forma financial statements required by Rule 11-01 of Regulation S-X are attached hereto as Appendix I.

APPENDIX I
          The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on January 1, 2007. The unaudited pro forma statement of operations reflects expenses for the twelve months ended December 31, 2007. The pro forma financial statements give effect to the proposed exchange of shares of the Multi-Manager Fund for the assets and liabilities of the Large-Cap Core Fund, with the Multi-Manager Fund being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with U.S. generally accepted accounting principles. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that the Multi-Manager Fund will sell any securities of the Large-Cap Core Fund acquired in the Reorganization other than in the ordinary course of business.

Wilmington Multi-Manager Large-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of December 31, 2007 (Unaudited)
Based on the Multi-Manager Large-Cap Fund acquisition of the Large-Cap Core Fund
(Percentages based on the Pro Forma Combined Portfolio of Investments)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

COMMON STOCK - 85.4%

CONSUMER DISCRETIONARY - 7.0%

Auto Components - 0.0%
BorgWarner, Inc. *	—	—	140	$6,777	140	$6,777
Gentex Corp.	—	—	270	4,798	270	4,798
Johnson Controls, Inc.	—	—	730	26,309	730	26,309
The Goodyear Tire & Rubber Co. *	—	—	30	847	30	847
TRW Automotive Holdings Corp. *	—	—	60	1,254	60	1,254

		—		39,985		39,985

Automobiles - 0.1%
Ford Motor Co. *	—	—	32,026	215,535	32,026	215,535
General Motors Corp.	—	—	4,174	103,891	4,174	103,891
Harley-Davidson, Inc.	—	—	690	32,230	690	32,230
Thor Industries, Inc.	—	—	130	4,941	130	4,941

		—		356,597		356,597

Distributors - 0.0%
Genuine Parts Co.	—	—	380	17,594	380	17,594

Diversified Consumer Services - 0.2%
Apollo Group, Inc. — Class A *	—	—	320	22,448	320	22,448
Career Education Corp. *	—	—	90	2,263	90	2,263
H&R Block, Inc.	—	—	790	14,670	790	14,670
Service Corp. International	—	—	51,770	727,369	51,770	727,369
Weight Watchers International, Inc.	—	—	80	3,614	80	3,614

		—		770,364		770,364

Hotels, Restaurants & Leisure - 2.2%
Boyd Gaming Corp.	—	—	20	681	20	681
Brinker International, Inc.	—	—	510	9,976	510	9,976
Carnival Corp.	5,200	231,348	910	40,486	6,110	271,834
Choice Hotels International, Inc.	—	—	300	9,960	300	9,960
Darden Restaurants, Inc.	—	—	5,810	160,995	5,810	160,995
Harrah’s Entertainment, Inc.	—	—	901	79,964	901	79,964
International Game Technology	8,500	373,405	570	25,040	9,070	398,445
International Speedway Corp. — Class A	—	—	270	11,119	270	11,119
Jack in the Box, Inc. *	—	—	15,860	408,712	15,860	408,712
Las Vegas Sands Corp. *	1,500	154,575	—	—	1,500	154,575
Marriott International, Inc. — Class A	—	—	20	684	20	684
McDonald’s Corp.	7,100	418,261	34,516	2,033,337	41,616	2,451,598
MGM MIRAGE *	—	—	14,200	1,193,084	14,200	1,193,084
Orient-Express Hotels, Ltd.	—	—	10	575	10	575
Panera Bread Co. — Class A *	—	—	40	1,433	40	1,433
Royal Caribbean Cruises, Ltd.	—	—	990	42,015	990	42,015
Starbucks Corp. *	3,700	75,739	410	8,393	4,110	84,132
Starwood Hotels & Resorts Worldwide, Inc.	—	—	390	17,172	390	17,172
The Cheesecake Factory, Inc. *	—	—	370	8,773	370	8,773
Wendy’s International, Inc.	—	—	280	7,235	280	7,235
Wyndham Worldwide Corp.	—	—	21,458	505,550	21,458	505,550

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Wynn Resorts, Ltd.	—	—	3,600	403,668	3,600	403,668
Yum! Brands, Inc.	—	—	19,810	758,129	19,810	758,129

		1,253,328		5,726,981		6,980,309

Household Durables - 0.3%
Centex Corp.	—	—	120	3,031	120	3,031
D.R. Horton, Inc.	—	—	720	9,482	720	9,482
Fortune Brands, Inc.	—	—	230	16,643	230	16,643
Garmin, Ltd.	—	—	100	9,700	100	9,700
Harman International Industries, Inc.	—	—	150	11,056	150	11,056
Jarden Corp. *	—	—	50	1,181	50	1,181
KB Home Co.	—	—	170	3,672	170	3,672
Leggett & Platt, Inc.	—	—	1,260	21,974	1,260	21,974
Lennar Corp. — Class A	—	—	270	4,830	270	4,830
M.D.C. Holdings, Inc.	—	—	70	2,599	70	2,599
Mohawk Industries, Inc. *	—	—	6,250	465,000	6,250	465,000
Newell Rubbermaid, Inc.	—	—	960	24,845	960	24,845
Pulte Corp.	—	—	920	9,697	920	9,697
Ryland Group, Inc.	—	—	230	6,337	230	6,337
Snap-On, Inc.	9,200	443,808	330	15,919	9,530	459,727
Toll Brothers, Inc. *	—	—	130	2,608	130	2,608
Whirlpool Corp.	—	—	100	8,163	100	8,163

		443,808		616,737		1,060,545

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. *	—	—	140	12,970	140	12,970
Expedia, Inc. *	—	—	621	19,636	621	19,636
IAC/Interactive Corp. *	—	—	1,020	27,459	1,020	27,459
Liberty Media Corp.- Interactive — Class A *	—	—	130	2,480	130	2,480
NutriSystem, Inc. *	—	—	90	2,428	90	2,428
Priceline.com, Inc. *	—	—	1,942	223,058	1,942	223,058

		—		288,031		288,031

Leisure Equipment & Products - 0.0%
Brunswick Corp.	—	—	440	7,502	440	7,502
Eastman Kodak Co.	—	—	1,450	31,712	1,450	31,712
Mattel, Inc.	—	—	1,280	24,371	1,280	24,371
Pool Corp.	—	—	170	3,371	170	3,371

		—		66,956		66,956

Media - 2.1%
Cablevision Systems New York Group — Class A *	—	—	620	15,190	620	15,190
CBS Corp. — Class B	—	—	4,847	132,081	4,847	132,081
Central European Media Enterprises, Ltd. Class A *	1,500	173,970	10	1,160	1,510	175,130
Citadel Broadcasting Corp.	—	—	1,502	3,094	1,502	3,094
Clear Channel Communications, Inc.	—	—	2,030	70,076	2,030	70,076
Clear Channel Outdoor Holdings, Inc. Class A	—	—	80	2,213	80	2,213
Comcast Corp. — Class A *	—	—	15,696	286,609	15,696	286,609
Comcast Corp. — Special Class A *	—	—	31,350	568,062	31,350	568,062
CTC Media, Inc. *	—	—	30	906	30	906
Discovery Holding Co. — Class A *	—	—	370	9,302	370	9,302
DreamWorks Animation SKG, Inc. — Class A *	—	—	10	255	10	255
EchoStar Communications Corp. — Class A *	7,800	294,216	33,900	1,278,708	41,700	1,572,924
Gannett Co., Inc.	—	—	1,150	44,850	1,150	44,850
Gemstar-TV Guide International, Inc. *	—	—	37,796	179,909	37,796	179,909
Getty Images, Inc. *	—	—	270	7,830	270	7,830
Harte-Hanks, Inc.	—	—	210	3,633	210	3,633
Idearc, Inc.	—	—	180	3,161	180	3,161
John Wiley & Sons, Inc. — Class A	—	—	6,116	262,009	6,116	262,009
Liberty Global, Inc. — Class A *	—	—	80	3,135	80	3,135
Liberty Media Corp. — Capital Class A *	—	—	10	1,165	10	1,165
Meredith Corp.	—	—	240	13,195	240	13,195

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

News Corp. — Class A	—	—	2,710	55,528	2,710	55,528
Omnicom Group, Inc.	—	—	470	22,339	470	22,339
R.H. Donnelley Corp. *	—	—	180	6,566	180	6,566
Regal Entertainment Group — Class A	—	—	2,360	42,645	2,360	42,645
The DIRECTV Group, Inc. *	—	—	28,800	665,856	28,800	665,856
The E.W. Scripps Co. — Class A	—	—	490	22,055	490	22,055
The Interpublic Group of Cos., Inc. *	—	—	250	2,027	250	2,027
The McClatchy Co. — Class A	—	—	450	5,634	450	5,634
The McGraw-Hill Cos., Inc.	—	—	780	34,172	780	34,172
The New York Times Co. — Class A	—	—	130	2,279	130	2,279
The Walt Disney Co.	—	—	37,995	1,226,478	37,995	1,226,478
The Washington Post Co.	—	—	20	15,829	20	15,829
Time Warner, Inc.	—	—	64,290	1,061,428	64,290	1,061,428
Viacom, Inc. — Class B *	—	—	2,380	104,530	2,380	104,530
Virgin Media, Inc.	—	—	410	7,027	410	7,027
Warner Music Group Corp.	—	—	680	4,121	680	4,121

		468,186		6,165,057		6,633,243

Multiline Retail - 0.4%
Big Lots, Inc. *	—	—	10	160	10	160
Dollar Tree Stores, Inc. *	—	—	20	518	20	518
Family Dollar Stores, Inc.	—	—	650	12,500	650	12,500
J.C. Penney Co., Inc.	—	—	11,780	518,202	11,780	518,202
Kohl’s Corp. *	—	—	110	5,038	110	5,038
Macy’s, Inc.	—	—	40	1,035	40	1,035
Nordstrom, Inc.	—	—	40	1,469	40	1,469
Sears Holdings Corp. *	—	—	70	7,144	70	7,144
Target Corp.	—	—	17,378	868,900	17,378	868,900

		—		1,414,966		1,414,966

Specialty Retail - 1.1%
Abercrombie & Fitch Co. — Class A	—	—	230	18,393	230	18,393
Advance Auto Parts, Inc.	—	—	180	6,838	180	6,838
American Eagle Outfitters, Inc.	—	—	520	10,800	520	10,800
AnnTaylor Stores Corp. *	—	—	100	2,556	100	2,556
AutoZone, Inc. *	—	—	13,750	1,648,762	13,750	1,648,762
Barnes & Noble, Inc.	—	—	9,356	322,314	9,356	322,314
Bed Bath & Beyond, Inc. *	—	—	460	13,519	460	13,519
Best Buy Co., Inc.	—	—	750	39,488	750	39,488
Carmax, Inc. *	—	—	110	2,173	110	2,173
Chico’s FAS, Inc. *	—	—	340	3,070	340	3,070
Circuit City Stores, Inc.	—	—	440	1,848	440	1,848
Coldwater Creek, Inc. *	—	—	340	2,275	340	2,275
Foot Locker, Inc.	—	—	720	9,835	720	9,835
Limited Brands, Inc.	—	—	710	13,440	710	13,440
Lowe’s Cos., Inc.	—	—	28,430	643,087	28,430	643,087
O’Reilly Automotive, Inc. *	—	—	70	2,270	70	2,270
Office Depot, Inc. *	—	—	840	11,684	840	11,684
OfficeMax, Inc.	—	—	370	7,644	370	7,644
RadioShack Corp.	—	—	730	12,308	730	12,308
Ross Stores, Inc.	—	—	70	1,790	70	1,790
Sally Beauty Holdings, Inc. *	—	—	250	2,263	250	2,263
Staples, Inc.	—	—	610	14,073	610	14,073
The Gap, Inc.	—	—	11,656	248,040	11,656	248,040
The Home Depot, Inc.	—	—	12,726	342,838	12,726	342,838
The Sherwin-Williams Co.	—	—	4,219	244,871	4,219	244,871
The TJX Cos., Inc.	—	—	1,230	35,338	1,230	35,338
Tiffany & Co.	—	—	70	3,222	70	3,222
Tractor Supply Co. *	—	—	80	2,875	80	2,875
TravelCenters of America LLC *	—	—	40	500	40	500
Urban Outfitters, Inc. *	—	—	30	818	30	818
Williams-Sonoma, Inc.	—	—	10	259	10	259

		—		3,669,191		3,669,191

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. *	—	—	330	10,091	330	10,091
Jones Apparel Group, Inc.	—	—	850	13,591	850	13,591
Liz Claiborne, Inc.	—	—	490	9,972	490	9,972
Nike, Inc. — Class B	—	—	22,970	1,475,593	22,970	1,475,593
Polo Ralph Lauren Corp.	—	—	220	13,594	220	13,594
V.F. Corp.	—	—	290	19,911	290	19,911

		—		1,542,752		1,542,752

Total Consumer Discretionary		2,165,322		20,675,211		22,840,533

CONSUMER STAPLES – 10.0%

Beverages - 2.6%
Anheuser-Busch Cos., Inc.	—	—	4,646	243,172	4,646	243,172
Brown-Forman Corp. — Class B	—	—	420	31,126	420	31,126
Coca-Cola Enterprises, Inc.	—	—	17,491	455,291	17,491	455,291
Constellation Brands, Inc. Class A *	—	—	470	11,111	470	11,111
Hansen Natural Corp. *	4,000	177,160	—	—	4,000	177,160
Molson Coors Brewing Co. — Class B	—	—	5,008	258,513	5,008	258,513
Pepsi Bottling Group, Inc.	—	—	1,760	69,450	1,760	69,450
PepsiAmericas, Inc.	—	—	8,202	273,291	8,202	273,291
PepsiCo, Inc.	—	—	41,285	3,133,531	41,285	3,133,531
The Coca-Cola Co.	1,500	92,055	59,461	3,649,121	60,961	3,741,176

		269,215		8,124,606		8,393,821

Food & Staples Retailing - 2.8%
BJ’s Wholesale Club, Inc. *	—	—	50	1,691	50	1,691
Costco Wholesale Corp.	—	—	24,420	1,703,539	24,420	1,703,539
CVS Caremark Corp.	—	—	83,664	3,325,644	83,664	3,325,644
Long’s Drug Stores Corp.	—	—	7,353	345,591	7,353	345,591
Rite Aid Corp. *	—	—	450	1,256	450	1,256
Safeway, Inc.	—	—	13,671	467,685	13,671	467,685
SUPERVALU, Inc.	—	—	410	15,383	410	15,383
Sysco Corp.	—	—	710	22,159	710	22,159
The Kroger Co.	—	—	81,510	2,177,132	81,510	2,177,132
Wal-Mart Stores, Inc.	—	—	16,221	770,984	16,221	770,984
Whole Foods Market, Inc.	—	—	430	17,544	430	17,544

		—		8,848,608		8,848,608

Food Products - 1.5%
Archer-Daniels-Midland Co.	16,500	766,095	18,640	865,455	35,140	1,631,550
Bunge, Ltd.	—	—	50	5,821	50	5,821
Campbell Soup Co.	—	—	1,980	70,745	1,980	70,745
ConAgra Foods, Inc.	—	—	1,460	34,733	1,460	34,733
Corn Products International, Inc.	—	—	20	735	20	735
Dean Foods Co.	—	—	23,790	615,209	23,790	615,209
Del Monte Foods Co.	—	—	160	1,514	160	1,514
H.J. Heinz Co.	—	—	2,737	127,763	2,737	127,763
Hormel Foods Corp.	—	—	220	8,906	220	8,906
Kellogg Co.	4,700	246,421	960	50,333	5,660	296,754
Kraft Foods, Inc. Class A	4,428	144,486	34,636	1,130,173	39,064	1,274,659
McCormick & Co., Inc.	—	—	160	6,066	160	6,066
Sara Lee Corp.	—	—	7,221	115,969	7,221	115,969
Smithfield Foods, Inc. *	—	—	17,100	494,532	17,100	494,532
The Hershey Foods Corp.	—	—	180	7,092	180	7,092
The J.M. Smucker Co.	—	—	70	3,601	70	3,601
Tyson Foods, Inc. — Class A	—	—	30	460	30	460
Wm. Wrigley Jr. Co.	—	—	730	42,741	730	42,741

		1,157,002		3,581,848		4,738,850

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Household Products - 2.1%
Church & Dwight Co., Inc.	3,400	183,838	10	541	3,410	184,379
Colgate-Palmolive Co.	—	—	14,389	1,121,766	14,389	1,121,766
Energizer Holdings, Inc. *	—	—	150	16,820	150	16,820
Kimberly-Clark Corp.	9,800	679,532	820	56,859	10,620	736,391
Procter & Gamble Co.	—	—	64,044	4,702,110	64,044	4,702,110
The Clorox Co.	—	—	500	32,585	500	32,585

		863,370		5,930,681		6,794,051

Personal Products - 0.1%
Alberto-Culver Co.	—	—	80	1,963	80	1,963
Avon Products, Inc.	—	—	3,339	131,991	3,339	131,991
Bare Escentuals, Inc. *	—	—	20	485	20	485
Estee Lauder Cos., Inc. — Class A	—	—	580	25,294	580	25,294
Herbalife, Ltd.	—	—	200	8,056	200	8,056
NBTY, Inc. *	—	—	50	1,370	50	1,370

		—		169,159		169,159

Tobacco - 0.9%
Altria Group, Inc.	6,400	483,712	25,973	1,963,039	32,373	2,446,751
Loews Corp. — Carolina Group.	—	—	670	57,151	670	57,151
Reynolds American, Inc.	—	—	4,043	266,676	4,043	266,676
UST, Inc.	—	—	790	43,292	790	43,292

		483,712		2,330,158		2,813,870

Total Consumer Staples		2,773,299		28,985,060		31,758,359

ENERGY - 10.4%

Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	2,400	194,640	27,710	2,247,281	30,110	2,441,921
BJ Services Co.	—	—	510	12,373	510	12,373
Cameron International Corp. *	—	—	15,260	734,464	15,260	734,464
Diamond Offshore Drilling, Inc.	—	—	240	34,080	240	34,080
Dresser-Rand Group, Inc. *	—	—	690	26,945	690	26,945
ENSCO International, Inc.	—	—	140	8,347	140	8,347
FMC Technologies, Inc. *	—	—	40	2,268	40	2,268
Global Industries, Ltd. *	—	—	110	2,356	110	2,356
Grant Prideco, Inc. *	—	—	90	4,996	90	4,996
Halliburton Co.	—	—	47,139	1,787,039	47,139	1,787,039
Helix Energy Solutions Group, Inc. *	—	—	80	3,320	80	3,320
Helmerich & Payne, Inc. *	—	—	120	4,808	120	4,808
Nabors Industries, Ltd.	—	—	60	1,643	60	1,643
National Oilwell Varco, Inc. *	2,500	183,650	220	16,161	2,720	199,811
Noble Corp.	—	—	40	2,260	40	2,260
Oceaneering International, Inc. *	—	—	20	1,347	20	1,347
Patterson-UTI Energy, Inc. *	—	—	670	13,078	670	13,078
Pride International, Inc. *	—	—	200	6,780	200	6,780
Rowan Cos., Inc.	—	—	260	10,260	260	10,260
Schlumberger, Ltd.	4,600	452,502	33,390	3,284,574	37,990	3,737,076
SEACOR Holdings, Inc. *	—	—	20,927	1,940,770	20,927	1,940,770
Smith International, Inc.	—	—	170	12,555	170	12,555
Tidewater, Inc.	—	—	9,432	517,440	9,432	517,440
Transocean, Inc *	329	47,096	104	14,888	433	61,984
Unit Corp. *	—	—	12,080	558,700	12,080	558,700

		877,888		11,248,733		12,126,621

Oil, Gas & Consumable Fuels - 6.6%
Alon USA Energy, Inc.	—	—	8,983	244,158	8,983	244,158
Anadarko Petroleum Corp.	—	—	390	25,619	390	25,619

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Apache Corp.	3,000	322,620	200	21,508	3,200	344,128
Arch Coal, Inc.	—	—	60	2,696	60	2,696
Cabot Oil & Gas Corp.	—	—	30	1,211	30	1,211
Cheniere Energy, Inc. *	—	—	50	1,632	50	1,632
Chesapeake Energy Corp.	—	—	10,907	427,554	10,907	427,554
ChevronTexaco Corp.	9,000	839,970	24,406	2,277,812	33,406	3,117,782
ConocoPhillips	3,800	335,540	48,285	4,263,565	52,085	4,599,105
Consol Energy, Inc.	—	—	150	10,728	150	10,728
Continental Resources, Inc. *	—	—	10	261	10	261
Denbury Resources, Inc. *	5,800	172,550	100	2,975	5,900	175,525
Devon Energy Corp.	—	—	25,770	2,291,211	25,770	2,291,211
El Paso Corp.	—	—	50,144	864,483	50,144	864,483
EOG Resources, Inc.	—	—	30	2,677	30	2,677
Exxon Mobil Corp.	12,774	1,196,796	46,913	4,395,279	59,687	5,592,075
Forest Oil Corp. *	—	—	40	2,034	40	2,034
Foundation Coal Holdings, Inc.	—	—	410	21,525	410	21,525
Frontier Oil Corp.	—	—	250	10,145	250	10,145
Frontline, Ltd.	—	—	980	47,040	980	47,040
Hess Corp.	—	—	450	45,387	450	45,387
Holly Corp.	—	—	20	1,018	20	1,018
Marathon Oil Corp.	—	—	1,050	63,903	1,050	63,903
Massey Energy Co.	—	—	40	1,430	40	1,430
Murphy Oil Corp.	—	—	3,227	273,779	3,227	273,779
Newfield Exploration Co. *	—	—	20	1,054	20	1,054
Noble Energy, Inc.	—	—	310	24,651	310	24,651
Occidental Petroleum Corp.	—	—	11,330	872,297	11,330	872,297
Overseas Shipholding Group, Inc.	—	—	260	19,352	260	19,352
Patriot Coal Corp. *	—	—	51	2,129	51	2,129
Peabody Energy Corp.	—	—	180	11,095	180	11,095
Pioneer Natural Resources Co.	—	—	210	10,256	210	10,256
Plains Exploration & Production Co. *	—	—	290	15,660	290	15,660
Quicksilver Resources, Inc. *	—	—	40	2,384	40	2,384
Range Resources Corp.	—	—	40	2,054	40	2,054
Southwestern Energy Co. *	2,800	156,016	30	1,672	2,830	157,688
Spectra Energy Corp.	—	—	210	5,422	210	5,422
St. Mary Land & Exploration Co.	—	—	150	5,791	150	5,791
Sunoco, Inc.	—	—	190	13,764	190	13,764
Tesoro Corp.	—	—	15,870	756,999	15,870	756,999
Valero Energy Corp.	2,700	189,081	12,690	888,681	15,390	1,077,762
W&T Offshore, Inc.	—	—	40	1,198	40	1,198
Western Refining, Inc.	—	—	40	968	40	968
Williams Cos., Inc.	—	—	3,550	127,019	3,550	127,019
XTO Energy, Inc.	—	—	62	3,210	62	3,210

		3,212,573		18,065,286		21,277,859

Total Energy		4,090,461		29,314,019		33,404,480

FINANCIALS - 11.6%

Capital Markets - 2.1%
Affiliated Managers Group, Inc. *	—	—	895	105,127	895	105,127
Allied Capital Corp.	—	—	1,010	21,715	1,010	21,715
American Capital Strategies, Ltd.	—	—	770	25,379	770	25,379
Ameriprise Financial, Inc.	—	—	230	12,675	230	12,675
E*TRADE Group, Inc. *	—	—	2,550	9,052	2,550	9,052
Eaton Vance Corp.	—	—	110	4,995	110	4,995
Federated Investors, Inc.	—	—	560	23,050	560	23,050
Franklin Resources, Inc.	—	—	330	37,762	330	37,762
GFI Group, Inc. *	—	—	6,041	578,245	6,041	578,245
Goldman Sachs Group, Inc.	—	—	9,411	2,023,836	9,411	2,023,836
Investment Technology Group, Inc. *	—	—	210	9,994	210	9,994

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Janus Capital Group, Inc.	—	—	730	23,980	730	23,980
Jefferies Group, Inc.	—	—	370	8,528	370	8,528
Lazard, Ltd. — Class A	—	—	200	8,136	200	8,136
Legg Mason, Inc.	—	—	170	12,435	170	12,435
Lehman Brothers Holdings, Inc.	—	—	3,150	206,136	3,150	206,136
Merrill Lynch & Co., Inc.	—	—	14,554	781,259	14,554	781,259
Morgan Stanley	—	—	22,363	1,187,699	22,363	1,187,699
Northern Trust Corp.	—	—	7,646	585,531	7,646	585,531
Raymond James Financial, Inc.	—	—	480	15,677	480	15,677
SEI Investments Co.	—	—	11,732	377,418	11,732	377,418
State Street Corp.	—	—	220	17,864	220	17,864
T.Rowe Price Group, Inc.	—	—	610	37,137	610	37,137
The Bank of New York Mellon Corp.	—	—	6,251	304,799	6,251	304,799
The Bear Stearns Cos., Inc.	—	—	3,730	329,172	3,730	329,172
The Charles Schwab Corp.	—	—	760	19,418	760	19,418

		—		6,767,019		6,767,019

Commercial Banks - 1.3%
Associated Banc-Corp.	—	—	580	15,712	580	15,712
BancorpSouth, Inc.	—	—	180	4,250	180	4,250
Bank of Hawaii Corp.	—	—	120	6,137	120	6,137
BB&T Corp.	—	—	1,450	44,471	1,450	44,471
BOK Financial Corp.	—	—	10	517	10	517
City National Corp.	—	—	20	1,191	20	1,191
Comerica, Inc.	—	—	700	30,471	700	30,471
Commerce Bancshares, Inc.	—	—	241	10,811	241	10,811
Cullen/Frost Bankers, Inc.	—	—	130	6,586	130	6,586
Fifth Third Bancorp	—	—	2,010	50,511	2,010	50,511
First Citizens BancShares, Inc. — Class A	—	—	10	1,459	10	1,459
First Horizon National Corp.	—	—	600	10,890	600	10,890
Huntington Bancshares, Inc.	—	—	900	13,284	900	13,284
KeyCorp.	—	—	970	22,747	970	22,747
M&T Bank Corp.	—	—	3,250	265,102	3,250	265,102
Marshall & Ilsley Corp.	—	—	720	19,066	720	19,066
National City Corp.	—	—	3,050	50,203	3,050	50,203
PNC Financial Services Group	—	—	860	56,459	860	56,459
Popular, Inc.	—	—	1,990	21,094	1,990	21,094
Regions Financial Corp.	—	—	4,593	108,624	4,593	108,624
SunTrust Banks, Inc.	—	—	850	53,116	850	53,116
SVB Financial Group *	—	—	6,322	318,629	6,322	318,629
Synovus Financial Corp.	—	—	710	17,097	710	17,097
TCF Financial Corp.	—	—	820	14,703	820	14,703
The Colonial BancGroup, Inc.	—	—	80	1,083	80	1,083
U.S. Bancorp	16,200	514,188	13,094	415,604	29,294	929,792
UnionBanCal Corp.	—	—	330	16,140	330	16,140
Valley National Bancorp	—	—	690	13,151	690	13,151
Wachovia Corp.	—	—	27,597	1,049,514	27,597	1,049,514
Webster Financial Corp.	—	—	340	10,870	340	10,870
Wells Fargo & Co.	5,900	178,121	23,438	707,593	29,338	885,714
Whitney Holdings Corp.	—	—	500	13,075	500	13,075
Zions Bancorp	—	—	130	6,070	130	6,070

		692,309		3,376,230		4,068,539

Consumer Finance - 1.2%
American Express Co.	4,300	223,686	65,594	3,412,200	69,894	3,635,886
Capital One Financial Corp.	—	—	3,280	155,013	3,280	155,013
Discover Financial Services	—	—	105	1,583	105	1,583
Nelnet, Inc. — Class A	—	—	60	763	60	763
SLM Corp.	—	—	560	11,278	560	11,278
The First Marblehead Corp.	—	—	290	4,437	290	4,437
The Student Loan Corp.	—	—	90	9,900	90	9,900

		223,686		3,595,174		3,818,860

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Diversified Financial Services - 2.2%
Bank of America Corp.	—	—	62,154	2,564,474	62,154	2,564,474
BlackRock, Inc.	—	—	110	23,848	110	23,848
CIT Group, Inc.	—	—	5,794	139,230	5,794	139,230
Citigroup, Inc.	—	—	59,657	1,756,302	59,657	1,756,302
CME Group, Inc.	700	480,200	30	20,580	730	500,780
Guaranty Financial Group , Inc. *	—	—	154	2,453	154	2,453
JPMorgan Chase & Co.	8,000	349,200	38,038	1,660,359	46,038	2,009,559
Leucadia National Corp.	600	28,260	280	13,188	880	41,448
NYSE Euronext, Inc.	—	—	1,190	104,446	1,190	104,446
The Nasdaq Stock Market, Inc. *	—	—	210	10,393	210	10,393

		857,660		6,295,273		7,152,933

Insurance – 4.0%
ACE, Ltd.	—	—	1,600	98,848	1,600	98,848
AFLAC, Inc.	—	—	1,860	116,492	1,860	116,492
Alleghany Corp. *	—	—	40	16,080	40	16,080
Allied World Assurance Holdings, Ltd.	—	—	200	10,034	200	10,034
American Financial Group, Inc.	—	—	655	18,916	655	18,916
American International Group, Inc.	—	—	30,441	1,774,710	30,441	1,774,710
American National Insurance Co.	—	—	30	3,637	30	3,637
AON Corp.	—	—	1,580	75,350	1,580	75,350
Arch Capital Group, Ltd. *	—	—	3,335	234,617	3,335	234,617
Arthur J. Gallagher & Co.	—	—	280	6,773	280	6,773
Assurant, Inc.	6,100	408,090	14,331	958,744	20,431	1,366,834
Axis Captial Holdings, Ltd.	—	—	1,060	41,308	1,060	41,308
Brown & Brown, Inc.	—	—	380	8,930	380	8,930
Chubb Corp.	—	—	26,640	1,454,011	26,640	1,454,011
Cincinnati Financial Corp.	—	—	680	26,887	680	26,887
CNA Financial Corp.	—	—	880	29,674	880	29,674
Conseco, Inc. *	—	—	2,180	27,381	2,180	27,381
Endurance Specialty Holdings, Ltd.	—	—	870	36,305	870	36,305
Erie Indemnity Co. Class A	—	—	160	8,302	160	8,302
Everest Re Group, Ltd.	—	—	400	40,160	400	40,160
Fidelity National Financial, Inc. — Class A	—	—	330	4,821	330	4,821
First American Corp.	—	—	170	5,800	170	5,800
Genworth Financial, Inc. — Class A	—	—	14,046	357,471	14,046	357,471
Hartford Financial Services Group, Inc.	5,800	505,702	2,460	214,488	8,260	720,190
HCC Insurance Holdings, Inc.	—	—	190	5,449	190	5,449
Lincoln National Corp.	—	—	700	40,754	700	40,754
Loews Corp.	12,600	634,284	27,680	1,393,411	40,280	2,027,695
Markel Corp. *	—	—	50	24,555	50	24,555
Marsh & McLennan Cos., Inc.	—	—	1,980	52,411	1,980	52,411
Mercury General Corp.	—	—	220	10,958	220	10,958
MetLife, Inc.	2,800	172,536	2,780	171,304	5,580	343,840
Nationwide Financial Services, Inc. — Class A	—	—	730	32,857	730	32,857
Old Republic International Corp.	—	—	1,490	22,961	1,490	22,961
OneBeacon Insurance Group, Ltd.	—	—	80	1,720	80	1,720
PartnerRe, Ltd.	—	—	580	47,867	580	47,867
Philadelphia Consolidated Holding Corp. *	—	—	320	12,592	320	12,592
Principal Financial Group, Inc.	—	—	1,650	113,586	1,650	113,586
Protective Life Corp.	—	—	250	10,255	250	10,255
Prudential Financial, Inc.	—	—	990	92,110	990	92,110
Reinsurance Group of America, Inc.	—	—	120	6,298	120	6,298
RenaissanceRe Holdings, Ltd.	—	—	420	25,301	420	25,301
Safeco Corp.	—	—	5,407	301,062	5,407	301,062
StanCorp Financial Group, Inc.	—	—	120	6,046	120	6,046
The Allstate Corp.	—	—	5,435	283,870	5,435	283,870
The Hanover Insurance Group, Inc.	—	—	340	15,572	340	15,572
The Progressive Corp.	—	—	2,660	50,966	2,660	50,966
The Travelers Cos., Inc.	5,100	274,380	35,980	1,935,724	41,080	2,210,104

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Torchmark Corp.	—	—	390	23,607	390	23,607
TransAtlantic Holdings, Inc.	—	—	480	34,882	480	34,882
Unitrin, Inc.	—	—	470	22,555	470	22,555
UnumProvident Corp.	—	—	2,280	54,241	2,280	54,241
W.R. Berkley Corp.	—	—	1,000	29,810	1,000	29,810
Wesco Financial Corp.	600	244,200	—	—	600	244,200
White Mtns. Ins. Group	—	—	20	10,281	20	10,281
XL Capital, Ltd. — Class A	—	—	1,270	63,894	1,270	63,894

		2,239,192		10,466,638		12,705,830

Real Estate Investment Trusts - 0.6%
AMB Property Corp.	—	—	280	16,117	280	16,117
Annaly Mortgage Management, Inc.	—	—	1,720	31,270	1,720	31,270
Apartment Investment & Management Co. — Class A	—	—	350	12,156	350	12,156
AvalonBay Communities, Inc.	—	—	140	13,180	140	13,180
Boston Properties, Inc.	—	—	320	29,379	320	29,379
Brandywine Realty Trust	—	—	670	12,013	670	12,013
BRE Properties, Inc. — Class A	—	—	180	7,295	180	7,295
Camden Property Trust	—	—	70	3,371	70	3,371
CBL & Associates, Inc.	—	—	30	717	30	717
Colonial Properties Trust	—	—	340	7,694	340	7,694
Developers Diversified Realty Corp.	—	—	440	16,848	440	16,848
Douglas Emmett, Inc.	—	—	320	7,235	320	7,235
Duke Realty Corp.	—	—	440	11,475	440	11,475
Equity Residential	—	—	1,060	38,658	1,060	38,658
Essex Property Trust, Inc.	—	—	80	7,799	80	7,799
Federal Realty Investment Trust	—	—	30	2,465	30	2,465
General Growth Properties, Inc.	—	—	4,373	180,080	4,373	180,080
Health Care Property Investors, Inc.	—	—	730	25,389	730	25,389
Health Care REIT, Inc.	—	—	470	21,004	470	21,004
Hospitality Properties Trust	—	—	3,588	115,605	3,588	115,605
Host Hotels & Resorts, Inc.	—	—	1,060	18,062	1,060	18,062
HRPT Properties Trust	—	—	2,280	17,624	2,280	17,624
iStar Financial, Inc.	—	—	7,341	191,233	7,341	191,233
Kilroy Realty Corp.	—	—	190	10,442	190	10,442
Kimco Realty Corp.	—	—	700	25,480	700	25,480
Liberty Property Trust	—	—	620	17,862	620	17,862
Mack-Cali Realty Corp.	—	—	240	8,160	240	8,160
Nationwide Health Properties, Inc.	—	—	9,582	300,587	9,582	300,587
Plum Creek Timber Co., Inc.	—	—	810	37,293	810	37,293
ProLogis	—	—	620	39,296	620	39,296
Public Storage, Inc.	—	—	5,178	380,117	5,178	380,117
Rayonier, Inc.	—	—	150	7,086	150	7,086
Regency Centers Corp.	—	—	130	8,384	130	8,384
Simon Property Group, Inc.	900	78,174	490	42,562	1,390	120,736
SL Green Realty	—	—	50	4,673	50	4,673
Taubman Centers, Inc.	—	—	290	14,265	290	14,265
The Macerich Co.	—	—	190	13,501	190	13,501
UDR, Inc.	—	—	700	13,895	700	13,895
Vencor, Inc.	—	—	270	12,218	270	12,218
Vornado Realty Trust	—	—	450	39,578	450	39,578
Weingarten Realty, Inc.	—	—	420	13,205	420	13,205

		78,174		1,775,273		1,853,447

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. — Class A *	—	—	300	6,465	300	6,465
Forestar Real Estate Group , Inc *	—	—	153	3,617	153	3,617
Jones Lang LaSalle, Inc.	—	—	70	4,981	70	4,981
The St. Joe Co. *	—	—	310	11,008	310	11,008

		—		26,071		26,071

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	—	—	280	6,516	280	6,516
Capitol Federal Financial	—	—	540	16,740	540	16,740
Fannie Mae	—	—	4,390	175,512	4,390	175,512
Freddie Mac	—	—	7,090	241,556	7,090	241,556
Hudson City Bancorp, Inc.	—	—	2,610	39,202	2,610	39,202
Indymac Mortgage Holdings, Inc.	—	—	770	4,582	770	4,582
New York Community Bancorp, Inc.	—	—	1,730	30,413	1,730	30,413
People’s United Financial, Inc.	—	—	799	14,222	799	14,222
Sovereign Bancorp, Inc.	—	—	720	8,208	720	8,208
Washington Federal, Inc.	—	—	800	16,888	800	16,888
Washington Mutual, Inc.	—	—	4,070	55,393	4,070	55,393

		—		609,232		609,232

Total Financials	—	4,091,021		32,910,910		37,001,931

HEALTH CARE - 10.5%
Biotechnology - 0.9%
Amgen, Inc. *	—	—	6,253	290,389	6,253	290,389
Amylin Pharmaceuticals, Inc. *	—	—	180	6,660	180	6,660
Biogen Idec, Inc. *	—	—	150	8,538	150	8,538
Celgene Corp. *	5,500	254,155	—	—	5,500	254,155
Cephalon, Inc. *	—	—	10	718	10	718
Genentech, Inc. *	—	—	110	7,378	110	7,378
Genzyme Corp. *	—	—	250	18,610	250	18,610
Gilead Sciences, Inc. *	—	—	28,080	1,291,961	28,080	1,291,961
ImClone Systems, Inc. *	7,400	318,200	30	1,290	7,430	319,490
Millennium Pharmaceuticals, Inc. *	—	—	16,574	248,278	16,574	248,278
OSI Pharmaceuticals, Inc. *	—	—	6,588	319,584	6,588	319,584
PDL BioPharma, Inc. *	—	—	20	350	20	350

		572,355		2,193,756		2,766,111

Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc. *	—	—	230	5,642	230	5,642
Baxter International, Inc.	—	—	3,783	219,603	3,783	219,603
Beckman Coulter, Inc.	—	—	70	5,096	70	5,096
Becton, Dickinson and Co.	—	—	380	31,760	380	31,760
Boston Scientific Corp. *	—	—	1,480	17,212	1,480	17,212
C.R. Bard, Inc.	—	—	30	2,844	30	2,844
Covidien, Ltd.	—	—	15,047	666,432	15,047	666,432
Dentsply International, Inc.	—	—	600	27,012	600	27,012
Gen-Probe, Inc. *	—	—	310	19,508	310	19,508
Hillenbrand Industries, Inc.	—	—	180	10,031	180	10,031
Hospira, Inc. *	—	—	270	11,513	270	11,513
IDEXX Laboratories, Inc. *	—	—	200	11,726	200	11,726
Intuitive Surgical, Inc. *	500	162,250	—	—	500	162,250
Kinetic Concepts, Inc. *	—	—	30	1,607	30	1,607
Medtronic, Inc.	—	—	6,319	317,656	6,319	317,656
St. Jude Medical, Inc. *	—	—	530	21,539	530	21,539
Stryker Corp.	—	—	26,020	1,944,215	26,020	1,944,215
The Cooper Cos., Inc.	—	—	40	1,520	40	1,520
Varian Medical Systems, Inc. *	—	—	280	14,605	280	14,605
Zimmer Holdings, Inc. *	—	—	70	4,631	70	4,631

		162,250		3,334,152		3,496,402

Health Care Providers & Services - 2.0%
Aetna, Inc.	—	—	15,930	919,639	15,930	919,639
AmerisourceBergen Corp.	—	—	29,519	1,324,518	29,519	1,324,518
Brookdale Senior Living, Inc.	—	—	240	6,818	240	6,818
Cardinal Health, Inc.	—	—	610	35,228	610	35,228
CIGNA Corp.	—	—	2,576	138,408	2,576	138,408

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Community Health Systems, Inc. *	—	—	260	9,584	260	9,584
Coventry Health Care, Inc. *	—	—	12,754	755,674	12,754	755,674
DaVita, Inc. *	—	—	190	10,707	190	10,707
Express Scripts, Inc. — Class A *	—	—	450	32,850	450	32,850
Health Management Associates, Inc. — Class A	—	—	5,040	30,139	5,040	30,139
Health Net, Inc. *	—	—	310	14,973	310	14,973
Henry Schein, Inc. *	—	—	100	6,140	100	6,140
Humana, Inc. *	—	—	8,006	602,932	8,006	602,932
Laboratory Corp. of America Holdings *	—	—	140	10,574	140	10,574
Lifepoint Hospitals, Inc. *	—	—	210	6,245	210	6,245
McKesson Corp.	—	—	9,410	616,449	9,410	616,449
Medco Health Solutions, Inc. *	—	—	450	45,630	450	45,630
Omnicare, Inc.	—	—	420	9,580	420	9,580
Patterson Cos., Inc. *	—	—	80	2,716	80	2,716
Pediatrix Medical Group, Inc. *	—	—	290	19,764	290	19,764
Quest Diagnostics, Inc.	—	—	460	24,334	460	24,334
UnitedHealth Group, Inc.	—	—	25,000	1,455,000	25,000	1,455,000
Universal Health Services, Inc. — Class B	—	—	120	6,144	120	6,144
WellPoint, Inc. *	3,600	315,828	820	71,939	4,420	387,767

		315,828		6,155,985		6,471,813

Health Care Technology - 0.0%
Cerner Corp. *	—	—	20	1,128	20	1,128
HLTH Corp. *	—	—	120	1,608	120	1,608
IMS Health, Inc.	—	—	110	2,534	110	2,534

		—		5,270		5,270

Life Sciences Tools & Services - 0.8%
Applera Corp. — Applied Biosystems Group	—	—	340	11,533	340	11,533
Charles River Laboratories International, Inc. *	—	—	20	1,316	20	1,316
Covance, Inc. *	—	—	120	10,394	120	10,394
Invitrogen Corp. *	—	—	150	14,011	150	14,011
Millipore Corp. *	—	—	20	1,464	20	1,464
PerkinElmer, Inc.	—	—	110	2,862	110	2,862
Pharmaceutical Product Development, Inc.	—	—	270	10,900	270	10,900
Thermo Electron Corp. *	—	—	36,932	2,130,238	36,932	2,130,238
Waters Corp. *	—	—	4,213	333,122	4,213	333,122

		—		2,515,840		2,515,840

Pharmaceuticals - 5.7%
Abbott Laboratories	1,900	106,685	54,738	3,073,539	56,638	3,180,224
Allergan, Inc.	2,100	134,904	26,990	1,733,837	29,090	1,868,741
Barr Pharmaceuticals, Inc. *	—	—	12,810	680,211	12,810	680,211
Bristol-Myers Squibb Co.	3,500	92,820	14,371	381,119	17,871	473,939
Eli Lilly & Co.	10,100	539,239	2,110	112,653	12,210	651,892
Endo Pharmaceuticals Holdings, Inc. *	—	—	100	2,667	100	2,667
Forest Laboratories, Inc. *	—	—	820	29,889	820	29,889
Johnson & Johnson	13,300	887,110	47,523	3,169,784	60,823	4,056,894
King Pharmaceuticals, Inc. *	—	—	450	4,608	450	4,608
Merck & Co., Inc.	4,000	232,440	59,633	3,465,274	63,633	3,697,714
Mylan Laboratories, Inc.	—	—	930	13,076	930	13,076
Pfizer, Inc.	—	—	75,125	1,707,591	75,125	1,707,591
Schering-Plough Corp.	—	—	61,770	1,645,553	61,770	1,645,553
Sepracor, Inc. *	—	—	220	5,775	220	5,775
Watson Pharmaceuticals, Inc. *	—	—	460	12,484	460	12,484
Wyeth	2,300	101,637	2,440	107,824	4,740	209,461

		2,094,835		16,145,884		18,240,719

Total Health Care		3,145,268		30,350,887		33,496,155

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.0%
Alliant Techsystems, Inc. *	—	—	110	12,514	110	12,514
BE Aerospace, Inc. *	2,000	105,800	—	—	2,000	105,800
DRS Technologies, Inc.	—	—	10	543	10	543
General Dynamics Corp.	—	—	2,203	196,045	2,203	196,045
Goodrich Corp.	—	—	380	26,832	380	26,832
Honeywell International, Inc.	—	—	4,927	303,355	4,927	303,355
L-3 Communications Holdings, Inc.	—	—	240	25,426	240	25,426
Lockheed Martin Corp.	3,800	399,988	3,710	390,514	7,510	790,502
Northrop Grumman Corp.	—	—	21,380	1,681,323	21,380	1,681,323
Precision Castparts Corp.	2,700	374,490	5,380	746,206	8,080	1,120,696
Raytheon Co.	—	—	2,646	160,612	2,646	160,612
Rockwell Collins, Inc.	—	—	400	28,788	400	28,788
Spirit Aerosystems Holdings, Inc. — Class A *	—	—	140	4,830	140	4,830
The Boeing Co.	—	—	4,700	411,062	4,700	411,062
United Technologies Corp.	2,000	153,080	17,372	1,329,653	19,372	1,482,733

		1,033,358		5,317,703		6,351,061

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	—	—	240	12,989	240	12,989
Expeditors International Washington, Inc.	—	—	210	9,383	210	9,383
FedEx Corp.	—	—	1,470	131,080	1,470	131,080
United Parcel Service, Inc. — Class B	—	—	23,096	1,633,349	23,096	1,633,349
UTI Worldwide, Inc.	—	—	40	784	40	784

		—		1,787,585		1,787,585

Airlines - 0.3%
AMR Corp. *	—	—	8,532	119,704	8,532	119,704
Continental Airlines, Inc. — Class B *	—	—	330	7,343	330	7,343
Copa Holdings SA	—	—	30	1,127	30	1,127
Delta Airlines Co. *	—	—	56,872	846,824	56,872	846,824
Northwest Airlines Corp. *	—	—	20	290	20	290
Southwest Airlines Co.	—	—	530	6,466	530	6,466
UAL Corp.	—	—	230	8,202	230	8,202
US Airways Group, Inc. *	—	—	320	4,707	320	4,707

		—		994,663		994,663

Building Products - 0.0%
Armstrong World Industries, Inc.	—	—	20	802	20	802
Lennox International, Inc.	—	—	60	2,485	60	2,485
Masco Corp.	—	—	1,910	41,275	1,910	41,275
Owens Corning, Inc. *	—	—	70	1,416	70	1,416
Trane, Inc.	—	—	680	31,763	680	31,763
USG Corp. *	—	—	380	13,600	380	13,600

		—		91,341		91,341

Commercial Services & Supplies - 1.3%
Allied Waste Industries, Inc. *	—	—	101,923	1,123,191	101,923	1,123,191
Avery Dennison Corp.	—	—	50	2,657	50	2,657
ChoicePoint, Inc. *	—	—	230	8,377	230	8,377
Cintas Corp.	—	—	330	11,095	330	11,095
Copart, Inc. *	—	—	30	1,276	30	1,276
Corrections Corp. of America	—	—	20	590	20	590
Covanta Holding Corp. *	13,600	376,176	280	7,745	13,880	383,921
Deluxe Corp.	—	—	7,506	246,872	7,506	246,872
Equifax, Inc.	—	—	160	5,818	160	5,818
Herman Miller, Inc.	—	—	9,383	303,915	9,383	303,915
HNI Corp.	—	—	150	5,259	150	5,259
Manpower, Inc.	—	—	220	12,518	220	12,518
Monster Worldwide, Inc. *	—	—	250	8,100	250	8,100
Pitney Bowes, Inc.	—	—	830	31,573	830	31,573

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

R.R. Donnelley & Sons Co.	—	—	10,721	404,611	10,721	404,611
Republic Services, Inc.	—	—	555	17,399	555	17,399
Robert Half International, Inc.	—	—	430	11,627	430	11,627
Steelcase, Inc. — Class A	—	—	120	1,904	120	1,904
The Brink’s Co.	—	—	90	5,377	90	5,377
The Corporate Executive Board Co.	—	—	110	6,611	110	6,611
The Dun & Bradstreet Corp.	—	—	12,690	1,124,715	12,690	1,124,715
Waste Management, Inc.	—	—	9,870	322,453	9,870	322,453

		376,176		3,663,683		4,039,859

Construction & Engineering - 0.3%
Fluor Corp.	2,200	320,584	150	21,858	2,350	342,442
Foster Wheeler, Ltd. *	—	—	1,730	268,185	1,730	268,185
Jacobs Engineering Group, Inc. *	—	—	160	15,298	160	15,298
KBR, Inc. *	—	—	8,674	336,551	8,674	336,551
Quanta Services, Inc. *	—	—	300	7,872	300	7,872
URS Corp. *	—	—	10	543	10	543

		320,584		650,307		970,891

Electrical Equipment - 1.0%
AMETEK, Inc.	—	—	30	1,405	30	1,405
Cooper Industries, Ltd. — Class A	—	—	390	20,623	390	20,623
Emerson Electric Co.	—	—	52,400	2,968,984	52,400	2,968,984
First Solar, Inc. *	—	—	10	2,672	10	2,672
Hubbell, Inc. — Class B	—	—	110	5,676	110	5,676
Rockwell Automation, Inc.	—	—	1,298	89,510	1,298	89,510
Roper Industries, Inc.	—	—	140	8,756	140	8,756
Thomas & Betts Corp. *	—	—	10	490	10	490

		—		3,098,116		3,098,116

Industrial Conglomerates - 3.2%
3M Co.	5,600	472,192	4,748	400,351	10,348	872,543
Carlisle Cos., Inc.	—	—	130	4,814	130	4,814
General Electric Co.	24,885	922,487	184,124	6,825,477	209,009	7,747,964
McDermott International, Inc. *	5,000	295,150	9,269	547,149	14,269	842,299
Teleflex, Inc.	—	—	60	3,781	60	3,781
Textron, Inc.	—	—	780	55,614	780	55,614
Tyco International, Ltd.	—	—	19,927	790,105	19,927	790,105
Walter Industries, Inc.	—	—	70	2,515	70	2,515

		1,689,829		8,629,806		10,319,635

Machinery - 1.8%
AGCO Corp. *	9,200	625,416	20	1,360	9,220	626,776
Caterpillar, Inc.	—	—	26,094	1,893,381	26,094	1,893,381
Crane Co.	—	—	30	1,287	30	1,287
Cummins, Inc.	—	—	9,560	1,217,657	9,560	1,217,657
Danaher Corp.	2,100	184,254	220	19,303	2,320	203,557
Deere & Co.	—	—	520	48,422	520	48,422
Eaton Corp.	—	—	7,089	687,278	7,089	687,278
Flowserve Corp.	—	—	70	6,734	70	6,734
Gardner Denver, Inc. *	—	—	150	4,950	150	4,950
Harsco Corp.	—	—	140	8,970	140	8,970
IDEX Corp.	—	—	280	10,116	280	10,116
Illinois Tool Works, Inc.	—	—	1,050	56,217	1,050	56,217
Ingersoll Rand Co., Ltd. — Class A	—	—	460	21,376	460	21,376
ITT Industries, Inc.	—	—	390	25,756	390	25,756
Joy Global, Inc.	—	—	130	8,557	130	8,557
Kennametal, Inc.	—	—	120	4,543	120	4,543
Lincoln Electric Holdings, Inc.	—	—	40	2,847	40	2,847
Oshkosh Truck Corp.	—	—	130	6,144	130	6,144
PACCAR, Inc.	—	—	10,650	580,212	10,650	580,212
Pall Corp.	—	—	150	6,048	150	6,048

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Parker Hannifin Corp.	—	—	595	44,809	595	44,809
Pentair, Inc.	—	—	100	3,481	100	3,481
SPX Corp.	—	—	50	5,142	50	5,142
Terex Corp. *	—	—	4,768	312,638	4,768	312,638
The Manitowoc Co., Inc.	—	—	60	2,930	60	2,930
The Timken Co.	—	—	300	9,855	300	9,855
The Toro Co.	—	—	270	14,699	270	14,699
Trinity Industries, Inc.	—	—	10	278	10	278

		809,670		5,004,990		5,814,660

Marine - 0.0%
Kirby Corp. *	—	—	40	1,859	40	1,859

Road & Rail - 0.4%
Avis Budget Group, Inc. *	—	—	560	7,280	560	7,280
Burlington Northern Santa Fe Corp.	—	—	1,621	134,916	1,621	134,916
Con-way, Inc.	—	—	5,826	242,012	5,826	242,012
CSX Corp.	—	—	1,825	80,263	1,825	80,263
Hertz Global Holdings, Inc. *	—	—	350	5,562	350	5,562
JB Hunt Transport Services, Inc.	—	—	20	551	20	551
Kansas City Southern Industries, Inc. *	—	—	40	1,373	40	1,373
Landstar System, Inc.	—	—	130	5,480	130	5,480
Norfolk Southern Corp.	—	—	2,048	103,301	2,048	103,301
Ryder Systems, Inc.	—	—	12,434	584,522	12,434	584,522
Union Pacific Corp.	—	—	360	45,223	360	45,223
YRC Worldwide, Inc. *	—	—	430	7,349	430	7,349

		—		1,217,832		1,217,832

Trading Companies & Distributors - 0.0%
Fastenal Co.	—	—	100	4,042	100	4,042
GATX Corp.	—	—	20	733	20	733
MSC Industrial Direct Co., Inc. — Class A	—	—	300	12,141	300	12,141
W.W. Grainger, Inc.	—	—	300	26,256	300	26,256
WESCO International, Inc. *	—	—	50	1,982	50	1,982

		—		45,154		45,154

Total Industrials		4,229,617		30,503,039		34,732,656

INFORMATION TECHNOLOGY - 16.3%

Communications Equipment - 3.1%
ADC Telecommunications, Inc. *	—	—	20	311	20	311
Ciena Corp. *	3,900	133,029	380	12,962	4,280	145,991
Cisco Systems, Inc. *	14,100	381,687	178,751	4,838,789	192,851	5,220,476
CommScope, Inc. *	—	—	9,692	476,943	9,692	476,943
Corning, Inc.	9,100	218,309	—	—	9,100	218,309
F5 Networks, Inc. *	—	—	30	856	30	856
Harris Corp.	—	—	120	7,522	120	7,522
JDS Uniphase Corp. *	—	—	750	9,975	750	9,975
Juniper Networks, Inc. *	—	—	590	19,588	590	19,588
Motorola, Inc.	—	—	3,900	62,556	3,900	62,556
QUALCOMM, Inc.	—	—	47,310	1,861,648	47,310	1,861,648
Research in Motion, Ltd. *	—	—	16,000	1,814,400	16,000	1,814,400

		733,025		9,105,550		9,838,575

Computers & Peripherals - 4.6%
Apple Computer, Inc. *	4,000	792,320	25,078	4,967,450	29,078	5,759,770
Brocade Communications Systems, Inc. *	—	—	110	807	110	807
Dell, Inc. *	—	—	13,036	319,512	13,036	319,512
Diebold, Inc.	—	—	30	869	30	869
EMC Corp. *	—	—	44,070	816,617	44,070	816,617

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Hewlett-Packard Co.	8,700	439,176	66,591	3,361,514	75,291	3,800,690
International Business Machines Corp.	4,900	529,690	23,256	2,513,973	28,156	3,043,663
Lexmark International Group, Inc. — Class A *	—	—	530	18,476	530	18,476
NCR Corp. *	—	—	430	10,793	430	10,793
Network Appliance, Inc. *	—	—	480	11,981	480	11,981
QLogic Corp. *	—	—	200	2,840	200	2,840
Seagate Technology	—	—	1,190	30,345	1,190	30,345
Sun Microsystems, Inc. *	—	—	14,836	268,977	14,836	268,977
Teradata Corp. *	2,700	74,007	2,170	59,480	4,870	133,487
Western Digital Corp. *	18,000	543,780	160	4,834	18,160	548,614

		2,378,973		12,388,468		14,767,441

Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. *	14,300	525,382	—	—	14,300	525,382
Arrow Electronics, Inc. *	—	—	10,185	400,067	10,185	400,067
Avnet, Inc. *	—	—	15,954	557,911	15,954	557,911
Dolby Laboratories, Inc. *	—	—	10	497	10	497
Ingram Micro, Inc. — Class A *	—	—	9,816	177,081	9,816	177,081
Jabil Circuit, Inc.	—	—	520	7,940	520	7,940
Mettler-Toledo International, Inc. *	—	—	3,890	442,682	3,890	442,682
Molex, Inc.	—	—	450	12,285	450	12,285
Tech Data Corp. *	—	—	110	4,149	110	4,149
Trimble Navigation, Ltd. *	—	—	20	605	20	605
Vishay Intertechnology, Inc. *	—	—	770	8,786	770	8,786

		525,382		1,612,003		2,137,385

Internet Software & Services - 1.7%
Akamai Technologies, Inc. *	8,400	290,640	320	11,072	8,720	301,712
eBay, Inc. *	—	—	690	22,901	690	22,901
Google, Inc. — Class A *	600	414,888	6,734	4,656,426	7,334	5,071,314
VeriSign, Inc. *	—	—	340	12,788	340	12,788
Yahoo!, Inc. *	—	—	900	20,934	900	20,934

		705,528		4,724,121		5,429,649

IT Services - 0.8%
Accenture, Ltd. — Class A	2,000	72,060	920	33,148	2,920	105,208
Automatic Data Processing, Inc.	—	—	770	34,288	770	34,288
Cognizant Technology Solutions Corp. — Class A *	—	—	40	1,358	40	1,358
Computer Sciences Corp. *	—	—	7,680	379,930	7,680	379,930
Convergys Corp. *	—	—	32,383	533,024	32,383	533,024
DST Systems, Inc. *	—	—	30	2,476	30	2,476
Electronic Data Systems Corp.	—	—	1,260	26,120	1,260	26,120
Fidelity National Information Services, Inc.	—	—	1,240	51,572	1,240	51,572
Fiserv, Inc. *	—	—	280	15,537	280	15,537
Global Payments, Inc.	—	—	310	14,421	310	14,421
Hewitt Associates, Inc. *	—	—	120	4,595	120	4,595
Mastercard, Inc.	—	—	2,292	493,238	2,292	493,238
Metavante Technologies, Inc. *	—	—	239	5,573	239	5,573
MoneyGram International, Inc.	—	—	110	1,691	110	1,691
Paychex, Inc.	—	—	21,473	777,752	21,473	777,752
The Western Union Co.	—	—	1,280	31,078	1,280	31,078
Total System Services, Inc.	—	—	260	7,280	260	7,280
Unisys Corp. *	—	—	200	946	200	946
VeriFone Holdings, Inc. *	—	—	10	233	10	233

		72,060		2,414,260		2,486,320

Office Electronics - 0.2%
Xerox Corp.	—	—	44,834	725,863	44,834	725,863

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. *	—	—	60	450	60	450
Altera Corp.	—	—	310	5,989	310	5,989

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Analog Devices, Inc.	—	—	610	19,337	610	19,337
Applied Materials, Inc.	9,300	165,168	62,800	1,115,328	72,100	1,280,496
Atmel Corp. *	—	—	210	907	210	907
Broadcom Corp. — Class A *	4,200	109,788	240	6,274	4,440	116,062
Cree, Inc. *	—	—	220	6,043	220	6,043
Cypress Semiconductor Corp. *	8,500	306,255	60	2,162	8,560	308,417
Intel Corp.	—	—	104,709	2,791,542	104,709	2,791,542
International Rectifier Corp. *	—	—	320	10,870	320	10,870
Intersil Holding Corp. — Class A	—	—	50	1,224	50	1,224
KLA -Tencor Corp.	—	—	230	11,077	230	11,077
Lam Research Corp. *	—	—	5,912	255,576	5,912	255,576
Linear Technology Corp.	—	—	600	19,098	600	19,098
LSI Logic Corp. *	—	—	490	2,602	490	2,602
Marvell Technology Group, Ltd. *	—	—	420	5,872	420	5,872
Maxim Integrated Products, Inc.	—	—	560	14,829	560	14,829
MEMC Electronic Materials, Inc. *	—	—	140	12,389	140	12,389
Microchip Technology, Inc.	—	—	310	9,740	310	9,740
Micron Technology, Inc. *	—	—	810	5,872	810	5,872
National Semiconductor Corp.	—	—	460	10,414	460	10,414
NVIDIA Corp. *	—	—	480	16,329	480	16,329
Rambus, Inc. *	—	—	40	838	40	838
Silicon Laboratories, Inc. *	—	—	60	2,246	60	2,246
Teradyne, Inc. *	—	—	75,800	783,772	75,800	783,772
Texas Instruments, Inc.	—	—	7,782	259,919	7,782	259,919

		581,211		5,370,699		5,951,910

Software - 3.4%
Activision, Inc. *	500	14,850	—	—	500	14,850
Adobe Systems, Inc. *	—	—	450	19,228	450	19,228
Autodesk, Inc. *	2,100	104,496	15,640	778,246	17,740	882,742
BEA Systems, Inc. *	—	—	1,220	19,252	1,220	19,252
BMC Software, Inc. *	—	—	130	4,633	130	4,633
CA, Inc.	—	—	1,840	45,908	1,840	45,908
Cadence Design Systems, Inc. *	—	—	570	9,696	570	9,696
Check Point Software Technologies, Ltd. *	—	—	5,723	125,677	5,723	125,677
Citrix Systems, Inc. *	—	—	300	11,403	300	11,403
Compuware Corp. *	—	—	850	7,548	850	7,548
Electronic Arts, Inc. *	—	—	19,140	1,117,967	19,140	1,117,967
FactSet Research Systems, Inc.	—	—	40	2,228	40	2,228
Fair Isaac & Co., Inc.	—	—	240	7,716	240	7,716
Intuit, Inc. *	—	—	890	28,133	890	28,133
McAfee, Inc. *	—	—	300	11,250	300	11,250
Microsoft Corp.	16,497	587,293	138,363	4,925,723	154,860	5,513,016
Novell, Inc. *	—	—	490	3,366	490	3,366
Oracle Corp. *	—	—	110,346	2,491,613	110,346	2,491,613
Red Hat, Inc. *	—	—	90	1,876	90	1,876
Sybase, Inc. *	—	—	24,766	646,145	24,766	646,145
Symantec Corp. *	—	—	1,360	21,950	1,360	21,950
Synopsys, Inc. *	—	—	90	2,334	90	2,334

		706,639		10,281,892		10,988,531

Total Information Technology		5,702,818		46,622,856		52,325,674

MATERIALS - 2.9%

Chemicals - 1.1%
Air Products & Chemicals, Inc.	900	88,767	530	52,274	1,430	141,041
Airgas, Inc.	—	—	120	6,253	120	6,253
Albemarle Corp.	—	—	140	5,775	140	5,775
Ashland, Inc.	—	—	8,918	422,981	8,918	422,981
Cabot Corp.	—	—	80	2,667	80	2,667

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Celanese Corp. Series A	—	—	13,771	582,789	13,771	582,789
Chemtura Corp.	—	—	160	1,248	160	1,248
Cytec Industries, Inc.	—	—	50	3,079	50	3,079
E.I. DuPont de Nemours & Co.	—	—	11,825	521,364	11,825	521,364
Eastman Chemical Co.	—	—	400	24,436	400	24,436
Ecolab, Inc.	—	—	12,660	648,319	12,660	648,319
FMC Corp.	—	—	20	1,091	20	1,091
International Flavors & Fragrances, Inc.	—	—	130	6,257	130	6,257
Monsanto Co.	1,000	111,690	380	42,442	1,380	154,132
Nalco Holding Co.	—	—	160	3,869	160	3,869
NOVA Chemicals Corp.	—	—	7,054	228,550	7,054	228,550
PPG Industries, Inc.	900	63,207	820	57,589	1,720	120,796
Praxair, Inc.	1,900	168,549	420	37,258	2,320	205,807
Rohm & Haas Co.	—	—	760	40,333	760	40,333
RPM International, Inc.	—	—	130	2,639	130	2,639
Sigma-Aldrich Corp.	—	—	530	28,938	530	28,938
The Dow Chemical Co.	—	—	6,970	274,757	6,970	274,757
The Lubrizol Corp.	—	—	150	8,124	150	8,124
The Mosaic Co. *	2,000	188,680	10	943	2,010	189,623
The Scotts Miracle — Gro Co. — Class A	—	—	310	11,600	310	11,600
The Valspar Corp.	—	—	180	4,057	180	4,057
Valhi, Inc.	—	—	30	478	30	478
Westlake Chemical Corp.	—	—	530	10,065	530	10,065

		620,893		3,030,175		3,651,068

Construction Materials - 0.2%
Cemex S.A.B. de C.V. Sponsored ADR	—	—	20,163	521,213	20,163	521,213
Eagle Materials, Inc.	—	—	210	7,451	210	7,451
Martin Marietta Materials Corp.	—	—	60	7,956	60	7,956
Vulcan Materials Co.	—	—	230	18,191	230	18,191

		—		554,811		554,811

Containers & Packaging - 0.2%
Ball Corp.	—	—	160	7,200	160	7,200
Bemis Co., Inc.	—	—	370	10,131	370	10,131
Crown Holdings, Inc. *	22,800	584,820	80	2,052	22,880	586,872
Owens-Illinois, Inc. *	—	—	50	2,475	50	2,475
Packaging Corp.	—	—	190	5,358	190	5,358
Pactiv Corp. *	—	—	390	10,386	390	10,386
Sealed Air Corp.	—	—	580	13,421	580	13,421
Smurfit-Stone Container Corp. *	—	—	20	211	20	211
Sonoco Products Co.	—	—	500	16,340	500	16,340
Temple-Inland, Inc.	—	—	460	9,591	460	9,591

		584,820		77,165		661,985

Metals & Mining - 1.3%
AK Steel Holding Corp. *	—	—	10	462	10	462
Alcoa, Inc.	—	—	23,767	868,684	23,767	868,684
Allegheny Technologies, Inc.	900	77,760	557	48,125	1,457	125,885
Carpenter Technology Corp.	—	—	140	10,524	140	10,524
Cleveland-Cliffs, Inc.	—	—	110	11,088	110	11,088
Commercial Metals Co.	—	—	60	1,767	60	1,767
Freeport-McMoRan Copper & Gold, Inc. — Class B	4,400	450,736	4,520	463,029	8,920	913,765
Newmont Mining Corp.	1,800	87,894	150	7,325	1,950	95,219
Nucor Corp.	5,200	307,944	11,790	698,204	16,990	1,006,148
Reliance Steel & Aluminum Co.	—	—	2,738	148,400	2,738	148,400
Southern Copper Corp.	1,100	115,643	450	47,308	1,550	162,951
Steel Dynamics, Inc.	5,300	315,721	6,325	376,780	11,625	692,501
Titanium Metals Corp.	—	—	1	26	1	26
United States Steel Corp.	—	—	250	30,227	250	30,227

		1,355,698		2,711,949		4,067,647

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Paper & Forest Products - 0.1%
Domtar Corp. *	—	—	1,450	11,151	1,450	11,151
International Paper Co.	—	—	2,892	93,643	2,892	93,643
Louisiana-Pacific Corp.	—	—	990	13,543	990	13,543
MeadWestvaco Corp.	—	—	620	19,406	620	19,406
Weyerhaeuser Co.	—	—	1,333	98,295	1,333	98,295

		—		236,038		236,038

Total Materials		2,561,411		6,610,138		9,171,549

TELECOMMUNICATION SERVICES - 2.8%

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	9,900	411,444	67,811	2,818,225	77,711	3,229,669
CenturyTel, Inc.	—	—	41,180	1,707,323	41,180	1,707,323
Citizens Communications Co.	—	—	1,060	13,494	1,060	13,494
Embarq Corp.	—	—	6,532	323,530	6,532	323,530
Neustar, Inc. *	—	—	270	7,743	270	7,743
Qwest Communications International, Inc. *	—	—	123,537	865,994	123,537	865,994
Verizon Communications, Inc.	15,200	664,088	23,104	1,009,414	38,304	1,673,502
Windstream Corp.	—	—	3,200	41,664	3,200	41,664

		1,075,532		6,787,387		7,862,919

Wireless Telecommunication Services - 0.4%
American Tower Corp. — Class A *	—	—	30	1,278	30	1,278
Clearwire Corp. — Class A *	—	—	20	274	20	274
Crown Castle International Corp. *	—	—	18,130	754,208	18,130	754,208
MetroPCS Communications, Inc. *	—	—	20	389	20	389
NII Holdings, Inc. *	—	—	10	484	10	484
Sprint Nextel Corp.	—	—	17,662	231,902	17,662	231,902
Telephone & Data Systems, Inc.	—	—	290	18,154	290	18,154
U.S. Cellular Corp. *	1,800	151,380	20	1,682	1,820	153,062

		151,380		1,008,371		1,159,751

Total Telecommunication Services		1,226,912		7,795,758		9,022,670

UTILITIES - 3.0%

Electric Utilities - 1.6%
Allegheny Energy, Inc.	—	—	40	2,544	40	2,544
American Electric Power Co., Inc.	—	—	36,619	1,704,981	36,619	1,704,981
DPL, Inc.	—	—	8,026	237,971	8,026	237,971
Duke Energy Corp.	8,700	175,479	4,000	80,680	12,700	256,159
Edison International Co.	—	—	560	29,887	560	29,887
Entergy Corp.	—	—	1,117	133,504	1,117	133,504
Exelon Corp.	—	—	14,926	1,218,559	14,926	1,218,559
FirstEnergy Corp.	—	—	560	40,510	560	40,510
FPL Group, Inc.	—	—	730	49,479	730	49,479
Great Plains Energy, Inc.	—	—	930	27,267	930	27,267
Hawaiian Electric Industries, Inc.	—	—	730	16,622	730	16,622
Northeast Utilities Co.	—	—	180	5,636	180	5,636
Pepco Holdings, Inc.	—	—	890	26,104	890	26,104
Pinnacle West Capital Corp.	—	—	680	28,839	680	28,839
Portland General Electric Co.	—	—	11,312	314,247	11,312	314,247
PPL Corp.	—	—	1,210	63,029	1,210	63,029
Progress Energy, Inc.	—	—	1,530	74,098	1,530	74,098
Sierra Pacific Resources Corp.	34,300	582,414	50	849	34,350	583,263
The Southern Co.	—	—	5,757	223,084	5,757	223,084

		757,893		4,277,890		5,035,783

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Gas Utilities - 0.0%
AGL Resources, Inc.	—	—	90	3,388	90	3,388
Atmos Energy Corp.	—	—	460	12,898	460	12,898
Energen Corp.	—	—	30	1,927	30	1,927
Equitable Resources, Inc.	—	—	420	22,378	420	22,378
National Fuel Gas Co. *	—	—	490	22,873	490	22,873
ONEOK, Inc.	—	—	390	17,460	390	17,460
Questar Corp.	—	—	380	20,558	380	20,558
UGI Corp.	—	—	130	3,543	130	3,543

		—		105,025		105,025

Independent Power Producers & Energy Traders - 0.2%
AES Corp. *	—	—	4,238	90,651	4,238	90,651
Constellation Energy Group, Inc.	—	—	480	49,214	480	49,214
Dynegy, Inc. — Class A *	—	—	170	1,214	170	1,214
Mirant Corp.	—	—	11,400	444,372	11,400	444,372

		—		585,451		585,451

Multi-Utilities - 1.2%
Alliant Energy Corp.			12,210	496,825	12,210	496,825
Ameren Corp.	—	—	1,360	73,726	1,360	73,726
CenterPoint Energy, Inc.	—	—	30,478	522,088	30,478	522,088
CMS Energy Corp.	30,200	524,876	21,427	372,401	51,627	897,277
Consolidated Edison, Inc.	—	—	1,380	67,413	1,380	67,413
Dominion Resources, Inc.	—	—	1,740	82,563	1,740	82,563
DTE Energy Co.	—	—	890	39,124	890	39,124
Integrys Energy Group, Inc.	—	—	10	517	10	517
MDU Resources Group, Inc.	—	—	200	5,522	200	5,522
NiSource, Inc.	—	—	1,690	31,924	1,690	31,924
NSTAR	—	—	310	11,228	310	11,228
OGE Energy Corp.	—	—	450	16,330	450	16,330
PG&E Corp.	—	—	800	34,472	800	34,472
Public Service Enterprise Group, Inc.	—	—	520	51,085	520	51,085
SCANA Corp.	—	—	670	28,240	670	28,240
Sempra Energy Co.	—	—	470	29,084	470	29,084
TECO Energy, Inc.	—	—	150	2,582	150	2,582
Vectren Corp.	—	—	250	7,253	250	7,253
Wisconsin Energy Corp.	—	—	150	7,306	150	7,306
Xcel Energy, Inc.	—	—	59,140	1,334,790	59,140	1,334,790

		524,876		3,214,473		3,739,349

Water Utilities - 0.0%
Aqua America, Inc.	—	—	10	212	10	212

Total Utilities		1,282,769		8,183,051		9,465,820

Total Common Stock (Large-Cap Core Fund Cost — $27,058,724, Multi-Manager Large-Cap Fund Cost — $219,680,846, and the Combined Fund Cost — $246,739,570)		31,268,898		241,950,929		273,219,827

EXCHANGE-TRADED FUNDS - 13.7%
iShares Russell 1000 Growth Index Fund	—	—	725,565	44,099,841	725,565	44,099,841

Total Exchange-Traded Funds (Multi-Manager Large-Cap Fund Cost — $38,847,575, and Combined Fund Cost — $38,847,575)		—		44,099,841		44,099,841

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Large-Cap		Multi-Manager		Multi-Manager
	Core Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

SHORT TERM INVESTMENTS - 0.9%
BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	36,924	36,924	1,414,918	1,414,918	1,451,842	1,451,842
BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	36,923	36,923	1,414,913	1,414,913	1,451,836	1,451,836
Total Short-Term Investments (Large-Cap Core Fund Cost- $73,847, Multi-Manager Large-Cap Fund Cost $2,829,831, and Combined Fund Cost $2,903,678)		73,847		2,829,831		2,903,678

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES - 0.0%
Institutional Money Market Trust, 4.92% (Large-Cap Core	683,544	683,544	—	—	—	—
Fund Cost — $683,544, and Combined Fund Cost — $0)

TOTAL INVESTMENTS – 100%		32,026,289		288,880,601		320,223,346

(Large-Cap Core Fund Cost — $27,816,115, Multi-Manager Large-Cap Fund Cost - $261,358,252, and Combined Fund Cost — $288,490,823)

A	An adjustment has been shown for short-term investment held as collateral for loaned securities because after the merger the unaudited pro forma combined portfolio will not be participating in securities lending, so there will be no need to have a short-term security held as collateral. No other adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

*	Non-income producing security.

(1)	Represents an investment in an affiliate.

ADR — American Depository Receipt

Wilmington Multi-Manager Large-Cap Fund
Pro Forma Statement of Assets and Liabilities
As of December 31, 2007
(Unaudited)

					Pro Forma
	(Target Fund)	(Acquiring Fund)			Combined
	Wilmington	Wilmington			Wilmington
	Large-Cap	Multi-Manager	Pro Forma		Multi-Manager
	Core Fund	Large-Cap Fund	Adjustments		Large-Cap Fund
Assets:
Investments in securities, at value*	$32,026,289	$288,880,601	$(683,544	)(1)	$320,223,346
Receivable for fund shares sold	232,224	1,902,923	—		2,135,147
Receivable for investments sold	—	1,699,997	—		1,699,997
Dividends	39,069	408,059	—		447,128
Other assets	10,811	25,777	—		36,588

Total assets	32,308,393	292,917,357	(683,544)		324,542,206

Liabilities:
Obligation to return securities lending collateral	683,544	—	(683,544	)(1)	—
Payable for fund shares redeemed	22,582	2,569,909	—		2,592,491
Payable for investments purchased	—	847,266	—		847,266
Accrued advisory fee	4,361	111,842	—		116,203
Other accrued expenses	45,861	74,060	—		119,921

Total Liabilities	756,348	3,603,077	(683,544)		3,675,881

Net Assets	$31,552,045	$289,314,280	$—		$320,866,325

Net Assets consist of:
Paid-in capital	$29,212,665	$258,466,429	$—		$287,679,094
Undistributed (distributions in excess of) net investment income	(8,032)	11,936	—		3,904
Accumulated net realized gain on investments	(1,862,762)	3,313,566	—		1,450,804
Net unrealized appreciation of investments	4,210,174	27,522,349	—		31,732,523

Net Assets	$31,552,045	$289,314,280	$—		$320,866,325

Net Assets by share class:
Institutional Shares	$31,540,343	$289,280,430	$—		$320,820,773
A Shares	11,702	33,850	—		45,552

	$31,552,045	$289,314,280	$—		$320,866,325

Shares of beneficial interest outstanding
($0.01 par value, unlimited authorized shares):
Institutional Shares	1,670,973	21,073,416	626,658	(2)	23,371,047
A Shares	621	2,466	231	(3)	3,318

Wilmington Multi-Manager Large-Cap Fund
Pro Forma Statement of Assets and Liabilities
As of December 31, 2007
(Unaudited)

				Pro Forma
	(Target Fund)	(Acquiring Fund)		Combined
	Wilmington	Wilmington		Wilmington
	Large-Cap	Multi-Manager	Pro Forma	Multi-Manager
	Core Fund	Large-Cap Fund	Adjustments	Large-Cap Fund
Net Asset Value Per Share:
Institutional Shares (net asset value, offering and redemption price)	$18.88	$13.73		$13.73

A Shares (net asset value (NAV) and redemption price)	$18.85	$13.73		$13.73

A Shares (offering price — NAV / 0.965)	$19.53	$14.23		$14.23

* Investments at cost	$27,816,115	$261,358,252	$(683,544)	$288,490,823

(1)	The pro forma combined Wilmington Multi-Manager Large-Cap Fund will not be participating in securities lending.

(2)	Institutional Shares of the Wilmington Large-Cap Core Fund will be exchanged for Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund.

(3)	A Shares of the Wilmington Large-Cap Core Fund will be exchanged for A Shares of the Wilmington Multi-Manager Large-Cap Fund.

Wilmington Multi-Manager Large-Cap Fund
Pro Forma Statement of Operations
For the Twelve Months Ended December 31, 2007
(Unaudited)

					Pro Forma
	(Target Fund)	(Acquiring Fund)			Combined
	Wilmington	Wilmington			Wilmington
	Large-Cap	Multi-Manager	Pro Forma		Multi-Manager
	Core Fund	Large-Cap Fund	Adjustments		Large-Cap Fund
Investment Income:
Dividends	$576,212	$3,742,429	$—		$4,318,641
Securities lending income	6,167	—	(6,167	)(1)	—
Foreign tax withheld	—	(1,292)			(1,292)

Total investment income	582,379	3,741,137	(6,167)		4,317,349

Expenses:
Advisory fees	206,469	1,654,232	4,716	(2)	1,865,417
Administration Fees	5,089	35,470	—	(2)	40,559
Sub-administration and accounting	42,911	171,987	(18,200	)(2)	196,698
Custody fees	11,919	37,441	(6,540	)(3)	42,820
Transfer agent fees	16,189	75,041	(6,000	)(3)	85,230
Distribution fees — A Shares	29	32	—	(3)	61
Professional fees	54,696	90,080	(43,000	)(3)	101,776
Reports to shareholders	9,323	34,816	(4,300	)(3)	39,839
Registration fees	21,001	20,743	(18,500	)(3)	23,244
Trustees’ fees	19,233	19,385	(15,600	)(3)	23,018
Compliance services	4,973	5,053	(4,300	)(3)	5,726
Other	11,843	35,565	(6,800	)(3)	40,608
Reorganization expenses	45,500	—	(45,500	)(5)	—

Total expenses before fee waivers and expense reimbursements	449,175	2,179,845	(164,024)		2,464,996
Advisory fees waived	(167,647)	(176,498)	176,325		(167,820)
Sub-administration and accounting fees waived	(6,210)	—	6,210		—

Total expenses, net	275,318	2,003,347	18,511		2,297,176

Net investment income	307,061	1,737,790	(24,678)		2,020,173

Net realized and unrealized gain (loss) on investments:
Net realized gain on investments	2,625,389	7,531,451	—		10,156,840
Net change in unrealized appreciation (depreciation) on investments	(721,038)	3,527,981	—		2,806,943

Net gain on investments	1,904,351	11,059,432	—		12,963,783

Net increase in net assets resulting from operations:	$2,211,412	$12,797,222	$(24,678)		$14,983,956

(1)	The pro forma combined Wilmington Multi-Manager Large-Cap Fund will not be participating in securities lending.

Wilmington Multi-Manager Large-Cap Fund
Pro Forma Statement of Operations
For the Twelve Months Ended December 31, 2007
(Unaudited)

(2)	Based on contracts in effect with the Wilmington Multi-Manager Large-Cap Fund.

(3)	Decrease due to the elimination of duplicative expenses achieved by merging the Funds.

(4)	Total expenses and advisory fees waived of the Wilmington Large-Cap Core Fund have been adjusted to reflect the $45,500 of reorganization expenses to be borne by the Fund prior to the merger.

(5)	The Large-Cap Core Fund and the Multi-Manager Fund will bear its respective expenses incurred in connection with the Reorganization.

Notes to Pro Forma Combined Financial Statements
(Unaudited)
1.	Description of the Fund. The Wilmington Multi-Manager Large-Cap Fund (the “Multi-Manager Fund” or “Fund”), a series of WT Mutual Fund (the “Trust”), is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the “Trustees”) to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2007, the Trust offered 22 series.

The Fund offers Institutional Shares and A Shares. Each class of shares has identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee, sub-transfer agent fee and a front-end sales charge of 3.50%. All shareholders bear the common expenses of the Fund based on the daily net assets of each class, without distinction between share classes.
2.	Basis of Combination. The accompanying pro forma financial statements are presented to the show the effect of the proposed acquisition of the Wilmington Large-Cap Core Fund (the “Large-Cap Core Fund” or “Target Fund”), a series of the Trust, by the Multi-Manager Fund as if such acquisition had taken place as of January 1, 2008.

Under the terms of the Plan of Reorganization, the combination of the Large-Cap Core Fund and the Multi-Manager Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Large-Cap Core Fund in exchange for shares of the Multi-Manager Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Large-Cap Core Fund and the Multi-Manager Fund have been combined as of and for the 12-month period ended December 31, 2007. Following the acquisition, the Multi-Manager Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations for the pre-combination periods of the surviving Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Multi-Manager Fund and the Large-Cap Core Fund included in their respective semi-annual reports dated December 31, 2007.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Large-Cap Core Fund by the Multi-Manager Fund had taken place as of January 1, 2007.

3.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Portfolio Valuation. Equity securities listed on a national securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund’s Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision is required.

Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Interest income is recorded on the accrual basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes.

Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

Distributions to shareholders. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.	Advisory Fees Other Transactions with Affiliates. Rodney Square Management Corporation (“RSMC”), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Fund. RSMC allocates the Fund’s assets among the sub-advisers shown below and oversees their investment activities. The Fund pays RSMC and each sub-adviser a fee for their services as follows:

% of Average Daily Net Assets
Multi-Manager Fund
RSMC	—	0.35%

Armstrong Shaw Associates Inc. (“ASA”) [1]	—	0.50% of the first $25 million under ASA’s management; 0.45% of the next $25 million; and 0.40% over $50 million

Montag & Caldwell, Inc. (“M&C”) [1]	—	0.65% of the first $10 million under M&C’s management; 0.50% of the next $50 million; 0.35% of the next $50 million; and 0.25% over $70 million

First Quadrant (“FQ”) [1]	—	0.50% of the first $75 million under FQ’s management; 0.35% of the next $75 million; 0.30% of the next $150 million; and 0.21% over $300 million

Parametric Portfolio Associates, Inc. (“PPA”)	—	0.25% of the first $20 million under PPA’s management; 0.225% of the next $20 million; and 0.20% over $40 million

% of Average Daily Net Assets
Robeco Investment Management Inc. (“Robeco”) [2]	—	0.50% of the first $25 million under Robeco’s management; 0.45% of the next $25 million; and 0.40% over $50 million

Wilmington Trust Investment Management, LLC (“WTIM”) [3]	—	0.40% of the first $10 million under WTIM’s management; 0.35% of the next $15 million; and 0.30% over $25 million

[1]	Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

[2]	The Board of Trustees has approved Robeco as a sub-advisor to the Multi-Manager Fund subject to shareholder approval. Robeco began managing assets for the Multi-Manager Fund upon the completion of the merger of the Multi-Manager Fund and the Wilmington Multi-Manager Mid-Cap Fund (“Mid-Cap Fund”) on December 17, 2007. Prior to December 17, 2007, Robeco was a sub-advisor to the Mid-Cap Fund and has agreed not to receive an investment management fee from the Multi-Manager Fund until shareholders approve the sub-advisory fee. On January 31, 2008, shareholders of the Multi-Manager Fund approved a new investment sub-advisory agreement.

[3]	On January 31, 2008, shareholders of the Multi-Manager Fund approved an amendment to the current investment sub-advisory agreement with Wilmington Trust Investment Management (“WTIM”). Effective February 1, 2008, WTIM replaced Parametric Portfolio Associates, LLC (“PPA”) and began managing the portion of the Fund’s assets previously managed by PPA under an index sampling strategy, as well as managing additional assets previously invested in exchange traded funds. Under the terms of the amended agreement for asset managed by WTIM under the new quantitative investment strategy, WTIM is entitled to receive the following annual investment advisory fee expressed as a percentage of assets: 0.15% on the first $1 billion in assets, 0.10% on the next $1 billion in assets and 0.05% on assets over $2 billion.
RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses excluding class-specific expenses (such as Rule 12b-1, shareholder services or transfer agent fees) exceed 1.00% of average daily net assets through June 30, 2012.

The Trust’s Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Trust pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer’s total compensation. The fees for these services for the 12-month period ended December 31, 2007 are shown separately on the statement of operations.

RSMC provides administrative services to the Fund pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust’s first $2 billion of total aggregate daily net assets; 0.0175% of the Trust’s next $2 billion of total aggregate daily net assets; 0.0125% of the Trust’s next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust’s total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the 12-month period ended December 31, 2007 are shown separately on the statement of operations.

PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Fund.

Compensation of Trustees and Officers. Except for the Trust’s Chief Compliance Officer, Trustees and Officers of the Fund who are employees or officers of RSMC or WTIM do not receive any compensation from the Fund. Trustees of the Fund, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Fund. Under a Deferred Compensation Plan (the “Plan”) adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Distribution Fees. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of the Fund’s average daily net assets of the A Shares.

Wilmington Trust Company (‘‘WTC’’), an affiliate of RSMC, serves as custodian to the Fund and PFPC Trust Company serves as sub-custodian to the Fund. The Fund pays WTC for its services as custodian. The fees for these services for the 12-month period ended December 31, 2007 are shown separately in the statement of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

The Fund affected certain trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the 12-month period ended December 31, 2007 were $264,447.

5.	Capital Share Transactions. The pro forma net asset value per share assumes the issuance of shares of the Multi-Manager Fund that would have been issued at December 31, 2007, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value per share of shares of the Large-Cap Core Fund, as of December 31, 2007, divided by the net asset value per share of the shares of the Multi-Manager Fund as of December 31, 2007 multiplied by the number of shares outstanding of the Large-Cap Core Fund. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2007:

	Shares of	Additional Shares	Total Outstanding
	Acquiring Fund	Assumed Issued	Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination
Institutional Shares	21,073,416	2,297,631	23,371,047
A Shares	2,466	852	3,318
6.	Contractual Obligations. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.